File No. 811-3700


                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                [  ]

     Pre-Effective Amendment No.                                       [  ]


     Post-Effective Amendment No. 39                                   [X]


                                   and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940        [X]


     Amendment No. 40                                                  [  ]



                      (Check appropriate box or boxes.)

                 THE DREYFUS/LAUREL TAX FREE MUNICIPAL FUNDS
               (formerly The Laurel Tax-Free Municipal Funds)
             ___________________________________________________
             (Exact Name of Registrant as Specified in Charter)


           c/o The Dreyfus Corporation
           200 Park Avenue, New York, New York          10166
           (Address of Principal Executive Offices)     (Zip Code)


     Registrant's Telephone Number, including Area Code: (212) 922-6000

                              John E. Pelletier
                                  Secretary
                         The Dreyfus/Laurel Tax-Free
                               Municipal Funds
                               200 Park Avenue
                          New York, New York 10166
                   (Name and Address of Agent for Service)


It is proposed that this filing will become effective (check appropriate box)


           immediately upon filing pursuant to paragraph (b)
     ----
           on     (date)     pursuant to paragraph (b)
     ----
       X   60 days after filing pursuant to paragraph (a)(i)
     ----
           on     (date)      pursuant to paragraph (a)(i)
     ----

           75 days after filing pursuant to paragraph (a)(ii)
     ----
           on     (date)      pursuant to paragraph (a)(ii) of Rule 485
     ----


If appropriate, check the following box:

           this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
     ----


           The registrant has previously filed a declaration of indefinite registration of its shares under the Securities Act of 1933 pursuant to Rule 24f-2 under the investment Company Act of 1940. Registrant's Rule 24f-2 Notice for the fiscal year ended June 30, 1995, relating to Massachusetts Tax-Free Money Fund, New York Tax-Free Money Fund and California Tax-Free Money Fund, was filed on August 31, 1995.





              Dreyfus BASIC MA Municipal Money Market Fund


                Cross-Reference Sheet Pursuant to Rule 495(a)
              ________________________________________________________

Items in
Part A of
Form N-1A      Caption                        Prospectus
                                              Caption
 ________      _______                        __________

   1           Cover Page                     Cover Page
                                              Expense Summary

   2           Synopsis                       Expense Summary

   3           Condensed Financial            Financial Highlights
               Information

   4           General Description of         Investment Objective and
               Registrant                     Policies; Further
                                              Information About The Fund

   5           Management of the Fund         Further Information About
                                              The Funds; Management

   5(a)        Management's Discussion        Management's Discussion
               of Fund's Performance          of Fund's Performance

   6           Capital Stock and              Cover Page; Investor
               Other Securities               Line; Distribution; Taxes;

   7           Purchase of Securities         Expense Summary;
               Being Offered                  Alternative Purchase
                                              Methods; Special
                                              Shareholder Services; How
                                              to invest in The
                                              Dreyfus/Laurel  Funds;
                                              Distribution and Service
                                              Plans; How to Exchange
                                              your Investment From One
                                              Fund to Another;

   8           Redemption or                  How to Redeem Shares
               Repurchase

   9           Pending Legal                  N.A.
               Proceedings


              Dreyfus BASIC MA Municipal Money Market Fund


          Cross-Reference Sheet Pursuant to Rule 495(a) (Continued)
              ________________________________________________________


Items in
Part B of                                     Statement of Additional
Form N-1A                                     Information Caption
---------

   10          Cover Page                     Cover

   11          Table of Contents              Table of Contents

   12          General Information            Management of the Trust
               and History

   13          Investment Objectives          Investment Policies
               and Policies

   14          Management of the Fund         Management of the Trust;
                                              Trustees and Officers of
                                              the Trust

   15          Control Persons and            Management of the Trust;
               Principal Holders of
               Securities

   16          Investment Advisory            Management of the Trust;
               and Other Services             Investment Manager;
                                              Shareholder Services

   17          Brokerage Allocation           Investment Policies
               and Other Practices            Portfolio Transactions

   18          Capital Stock and              Description of the Trust;
               Other Securities               See Prospectus -- "Cover
                                              Page"; "How to Redeem
                                              Fund Shares"; "Further
                                              Information About The
                                              Funds; The Dreyfus/Laurel Tax
                                              Free Municipal Funds"

   19          Purchase, Redemption           Purchase of Shares;
               and Pricing of                 Distribuion and Service Plans;
               Securities Being Offered       Redemption of Shares;
                                              Valuation of Shares

   20          Tax Status                     Taxes

   21          Underwriters                   Purchase of Shares;
                                              Distribution and
                                              Service Plans; Amounts
                                              Expended

   22          Calculation of                 Performance Data
               Performance Data


              Dreyfus BASIC MA Tax-Free Money Market Fund


          Cross-Reference Sheet Pursuant to Rule 495(a) (Continued)
              _______________________________________________________


Items in
Part C of
Form N-1A
_________

   23          Financial Statements           Financial Statements

   24          Financial Statements and Exhibits              C-1

   25          Persons Controlled by or Under                 C-4
               Common Control with Registrant

   26          Number of Holders of Securities                C-4

   27          Indemnification                                C-4

   28          Business and Other Connections of              C-4
               Investment Adviser

   29          Principal Underwriters                         C-12

   30          Location of Accounts and Records               C-15

   31          Management Services                            C-15

   32          Undertakings                                   C-15




                 THE DREYFUS/LAUREL TAX-FREE MUNICIPAL FUNDS

                    CONTENTS OF POST-EFFECTIVE AMENDMENT

   This post-effective amendment to the registration statement of The Dreyfus/Laurel Tax-Free Municipal Funds contains the following documents:

   Facing Sheet

   Cross-Reference Sheet

   Contents of Post-Effective Amendent


   Part A -    Prospectus
               Incorporated by reference to Post-Effective Amendment Nos. 38 and 39.



   Part B - Statement of Additional Information Incorporated by reference to Post-Effective Amendment Nos. 38 and 39.


   Part C-     Other Information
               Signature Page - The Dreyfus/Laurel Tax-Free Municipal Funds


               Exhibits


 -------------------------------------------------------------------------------


PROSPECTUS                                                   FEBRUARY 29, 1996
DREYFUS BASIC MASSACHUSETTS MUNICIPAL MONEY MARKET FUND



-------------------------------------------------------------------------------


        THE DREYFUS BASIC MASSACHUSETTS MUNICIPAL MONEY MARKET FUND (FORMERLY, THE DREYFUS/LAUREL MASSACHUSETTS TAX-FREE MONEY FUND) (THE "FUND") IS A SEPARATE, NON-DIVERSIFIED PORTFOLIO OF THE DREYFUS/LAUREL TAX-FREE MUNICIPAL FUNDS (FORMERLY, THE LAUREL TAX-FREE MUNICIPAL FUNDS AND PREVIOUSLY, THE BOSTON COMPANY TAX-FREE MUNICIPAL FUNDS) (THE "TRUST"), AN OPEN-END MANAGEMENT INVESTMENT COMPANY KNOWN AS A MUTUAL FUND. THE FUND SEEKS TO PROVIDE A HIGH LEVEL OF CURRENT INCOME EXEMPT FROM FEDERAL INCOME TAXES AND MASSACHUSETTS PERSONAL INCOME TAXES TO THE EXTENT CONSISTENT WITH THE PRESERVATION OF CAPITAL AND THE MAINTENANCE OF LIQUIDITY BY INVESTING IN HIGH QUALITY, SHORT-TERM MUNICIPAL SECURITIES.





        SHARES OF THE FUND ARE SOLD WITHOUT A SALES LOAD.


        YOU CAN PURCHASE OR REDEEM SHARES BY TELEPHONE USING THE DREYFUS TELET RANSFER PRIVILEGE.


        THE DREYFUS CORPORATION SERVES AS THE FUND'S INVESTMENT MANAGER. THE DREYFUS CORPORATION IS REFERRED TO AS "DREYFUS."



          AN INVESTMENT IN THE FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.



        THIS PROSPECTUS SETS FORTH CONCISELY INFORMATION ABOUT THE FUND THAT YOU SHOULD KNOW BEFORE INVESTING. IT SHOULD BE READ CAREFULLY BEFORE YOU INVEST AND RETAINED FOR FUTURE REFERENCE.



        THE STATEMENT OF ADDITIONAL INFORMATION ("SAI") DATED FEBRUARY 29, 1996, WHICH MAY BE REVISED FROM TIME TO TIME, PROVIDES A FURTHER DISCUSSION OF CERTAIN AREAS IN THIS PROSPECTUS AND OTHER MATTERS WHICH MAY BE OF INTEREST TO SOME INVESTORS. IT HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ("SEC") AND IS INCORPORATED HEREIN BY REFERENCE. FOR A FREE COPY, WRITE TO THE FUND AT 144 GLENNCURTISS BOULEVARD, UNIONDALE, NEW YORK 11556-0144, OR CALL 1-800-645-6561. WHEN TELEPHONING, ASK FOR OPERATOR 144.


        MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. ALL MONEY MARKET FUNDS INVOLVE CERTAIN INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


        THE FEES TO WHICH THE FUND IS SUBJECT ARE SUMMARIZED IN THE "EXPENSE SUMMARY" SECTION OF THE FUND'S PROSPECTUS. THE FUND PAYS AN AFFILIATE OF MELLON BANK, N.A. ("MELLON BANK") TO BE ITS INVESTMENT MANAGER. MELLON BANK OR AN AFFILIATE MAY BE PAID FOR PERFORMING OTHER SERVICES FOR THE FUND, SUCH AS CUSTODIAN, TRANSFER AGENT OR FUND ACCOUNTANT SERVICES. THE FUND IS DISTRIBUTED BY PREMIER MUTUAL FUND SERVICES, INC.


-------------------------------------------------------------------------------
        THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION
TO THE CONTRARY IS A CRIMINAL OFFENSE.
-------------------------------------------------------------------------------
   Page 1

                          TABLE OF CONTENTS




    EXPENSE SUMMARY.................................   4
    FINANCIAL HIGHLIGHTS............................   5
    DESCRIPTION OF THE FUND.........................   6
    MANAGEMENT OF THE FUND..........................   9
    HOW TO BUY FUND SHARES..........................  10
    FUND EXCHANGES..................................  12
    HOW TO REDEEM FUND SHARES.......................  13
    PERFORMANCE INFORMATION.........................  15
    DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES........  16
    GENERAL INFORMATION.............................  17


                 (Page 2)

        [This Page Intentionally Left Blank]
                  (Page 3)

                                EXPENSE SUMMARY


SHAREHOLDER TRANSACTION EXPENSES:
                                                                         C>
    Exchange Fee..........................................               $5.00
    Account Closeout Fee..................................               $5.00
ESTIMATED ANNUAL FUND OPERATING EXPENSES:
    (as a percentage of net assets)
    Management Fee (after expense reimbursement)..........                 .35%
    Other Expenses (after expense reimbursement)..........                 .00%
                                                                         -------
    Total Fund Operating Expenses (after expense reimbursement)            .35%
EXAMPLE:
              You would pay the following expenses on a $1,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period:

                                 1 Year                                   $  9
                                 3 Years                                  $ 16
                                 5 Years                                  $ 25
                                 10 Years                                $  49


        THE AMOUNTS LISTED IN THE EXAMPLE SHOULD NOT BE CONSIDERED AS REPRESEN-TATIVE OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE INDICATED. MOREOVER, WHILE THE EXAMPLE ASSUMES A 5% ANNUAL RETURN, THE FUND'S ACTUAL PERFORMANCE WILL VARY AND MAY RESULT IN AN ACTUAL RETURN GREATER OR LESS THAN 5%.


        The purpose of the foregoing table is to assist you in understanding the various costs and expenses that investors will bear, directly or indirectly, the payment of which will reduce investors' return on an annual basis. Effective February 22, 1996, a portion of the Fund's assets equal in value to the aggregate net asset value of the interest in the Fund held by the Fund's Investor shareholders was transferred to Dreyfus Massachusetts Municipal Money Market Fund (the "Acquiring Fund"), the Fund's Investor class of shares was terminated, and holders of the Fund's Investor shares became shareholders of the Acquiring Fund receiving in exchange for their Investor shares, shares of the Acquiring Fund having an aggregate net asset value equal in value to the aggregate value of the assets transferred to the Acquiring Fund. In addition, the Fund's "Class R" designation was eliminated and the Fund became a single class fund. The information in the foregoing table has been restated to reflect the termination, effective February 22, 1996, of the Fund's Rule 12b-1 distribution plan (the "Distribution Plan"), adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act") and attributable only to its then existing Investor shares. Also effective February 22, 1996, the Fund adopted a new Investment Management Agreement pursuant to which it pays Dreyfus a fee at the annual rate of .45 of 1% of the value of the Fund's average daily net assets. Dreyfus has agreed until February 21, 1997, to limit its management fee or to reimburse the Fund for its expenses, in order to ensure that the Fund's total operating expenses do not exceed .35 of 1% of the value of the Fund's average daily net assets. The expenses noted above, without reimbursement, would be:
Management Fees_.45%; Other Expenses_.00%; and Total Fund Operating Expenses_.45%; and the amount of expenses that an investor would pay, assuming redemption after one, three, five and ten years, would be $10, $19, $30 and $62, respectively. In addition, unlike certain other funds in the Dreyfus Family of Funds, the Fund will charge your account $2.00 for each redemption check you write; you also will be charged $5.00 for each wire redemption you make and a $5.00 account closeout fee. These charges will be paid to the Fund's transfer agent. See "How to Buy Fund Shares" and "How to Redeem Fund Shares."


                 (Page 4

                          FINANCIAL HIGHLIGHTS


        The following tables are based upon a single share outstanding throughout each fiscal year and should be read in conjunction with the financial statements and related notes that appear in the Fund's Annual Report dated June 30, 1995, which is incorporated by reference into the SAI. The financial statements and related notes, as well as the information in the tables below insofar as it relates to the fiscal period ended June 30, 1994 and June 30, 1995, have been audited by KPMG Peat Marwick LLP, independent auditors, whose report thereon appears in the Fund's Annual Report. The information in the tables below for the fiscal years prior to the fiscal period ended June 30, 1994, has been audited by other independent auditors.





DREYFUS BASIC MASSACHUSETTS MUNICIPAL MONEY MARKET FUND
FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR.*







                                                                     YEAR ENDED JUNE 30,

                               ---------------------------------------------------------------------------------------------------
                                 1986      1987      1988      1989      1990      1991      1992      1993      1994#     1995##
                               -------   -------   -------   -------   -------   -------   -------   --------   -------  --------
Net asset value,
    Beginning of year.......... $1.00     $1.00     $1.00     $1.00     $1.00      $1.00    $1.00     $1.00       $1.00    $1.00
                               -------   -------   -------   -------   -------   -------   -------   --------   -------  ---------
INCOME FROM INVESTMENT
    OPERATIONS:
    Net Investment Income***... 0.047     0.039     0.042      0.055    0.056       0.051    0.03     40.019      0.018    0.029
Less distributions:
Distributions from
net investment income..........(0.047)   (0.039)   (0.042)    (0.055)  (0.056)     (0.051) (0.034)    (0.019)     (0.018) (0.029)
    -----                      -------   -------   -------   -------   -------   -------   -------   --------   -------  ---------
Net Asset Value, end of period $1.00     $1.00    $1.00     $1.00      $1.00       $1.00   $1.00      $1.00       $1.00   $1.00
                               =======   =======   =======   =======   =======   =======   =======   ========   ========  ========
TOTAL RETURN++................. 4.69%     3.97%    4.12%     5.62%      5.56%       4.93%   3.36%      1.94%       1.83%   2.99%
                               -------   -------   -------   -------   -------   -------   -------   --------   -------  ---------
 RATIOS TO AVERAGE NET ASSETS/
SUPPLEMENTAL DATA:
    Net assets,end of year
    (in 000's).................$111,095  $137,295  $146,592  $134,941  $159,551  $160,392  $149,679  $68,952  $86,505  $75,746
    Ratios of operating expenses
    to average net assets+....  0.50%     0.47%    0.65%      0.67%      0.65%       0.64%   0.67%      0.68%       0.70%   0.60%
    Ratios of net
    investment income
    to average net assets.....  4.71%     3.92%    4.25%      5.45%      5.64%       5.07%   3.38%      1.98%      1.80%   2.94%

       *  The Fund commenced operations on July 27, 1983. On February 1, 1993, existing shares of the Fund were designated the Retail Class and the
    Fund began offering the Institutional Class and Investment Class of shares. Effective April 4, 1994, the Retail and Institutional Classes were
    reclassified as a single class of shares known     as Investor shares and
    the Investment Class was reclassified as the Trust shares. Effective
    October 17, 1994, Trust shares were redesignated Class R shares. The
    Financial Highlights for the year ended June 30, 1995, were calculated using the performance of a Trust share outstanding from July 1, 1994 to
    October 16, 1994, and the performance of a Class R share  outstanding from
    October 17, 1994 to June 30, 1995. The Financial Highlights for the year ended June 30, 1994, were calculated using the performance of an Investment share outstanding from July 1, 1993 to April 3, 1994, and the performance of a Trust share outstanding from April 4, 1994 to June 30, 1994. The
    Financial Highlights for the year ended June 30, 1993, are based upon a
    Retail share outstanding. The Financial Highlights do not reflect the effect of the implementation of the new Investment Management Agreement, effective February 22, 1996. See "Management of the Fund_Investment Manager."
    #Prior to April 4, 1994, The Boston Company Advisors, Inc.
    served as the Fund's investment manager. From April 4, 1994 through
    October 16, 1994,  Mellon Bank, N.A., served as the Fund's investment manager.
    ##Effective October 17, 1994, The Dreyfus Corporation began serving as the Fund's investment manager.
    ***  Net investment income per share before waiver of fees and/or reimbursement of expenses by the investment manager and/or custodian and/or transfer agent for the years ended June 30, 1994, 1993, 1989, 1987 and 1986 were $0.017, $0.019, $0.055, $0.038 and $0.044, respectively.
    + Annualized expense ratios before voluntary waiver of
    fees and/or reimbursement of expenses by investment manager and/or custodian and/or transfer agent for the years ended June 30, 1994, 1993,
    1989, 1987 and1986 would have been 0.78%, 0.69%, 0.70%, 0.64% and 0.79%, respectively.
    ++ Total return represents aggregate total return for the periods indicated.




              (Page 5)


                             DESCRIPTION OF THE FUND




INVESTMENT OBJECTIVE AND POLICIES


        The Fund seeks to provide a higher level of current income exempt from Federal income taxes and Massachusetts personal income taxes to the extent consistent with the preservation of capital and the maintenance of liquidity. The Fund seeks to achieve its objective by investing in debt obligations issued by the Commonwealth of Massachusetts, its political subdivisions, municipalities, and public authorities and in municipal obligations issued by other governmental entities if, in the opinion of counsel to the respective issuers, the interest from such obligations is excluded from gross income for Federal and Massachusetts personal income tax purposes ("Massachusetts Municipal Obligations").



        Under normal market conditions, the Fund attempts to invest 100%, and will invest a minimum of 80%, of its total assets in Massachusetts Municipal Obligations. When, in the opinion of Dreyfus, adverse market conditions exist for Massachusetts Municipal Obligations, and a "defensive" investment posture is warranted, the Fund may temporarily invest more than 20% of its total assets in money market instruments having maturity and quality characteristics comparable to those (discussed below) for Massachusetts Municipal Obligations, but which produce income exempt from Federal but not Massachusetts personal income taxes for resident shareholders of Massachusetts, or more than 20% of its total assets in taxable obligations (including obligations the interest on which is included in the calculation of alternative minimum tax for individuals). Periods when a defensive posture is warranted include those periods when the Fund's monies available for investment exceed the Massachusetts Municipal Obligations available for purchase to meet the Fund's rating, maturity and other investment criteria. The Fund does not anticipate that it will find it necessary to make any investments in securities the interest from which is not exempt from Federal and Massachusetts personal income taxes. The Fund's policy of investing a minimum of 80% of its total assets in Massachusetts Municipal Obligations is a fundamental policy of the Fund.



        The Fund pursues its objective by investing in a varied portfolio of high quality, short-term Massachusetts Municipal Obligations.



        The Massachusetts Municipal Obligations purchased by the Fund consist of: (1) municipal bonds; (2) municipal notes; and (3) municipal commercial paper. The Fund will limit its portfolio investments to securities that, at the time of acquisition, (i) are rated in the two highest categories by at least two nationally recognized statistical rating organizations (or by one organization if only one organization has rated the security), (ii) if not rated, are obligations of an issuer whose other outstanding short-term debt obligations are so rated, or (iii) if not rated, are of comparable quality, as determined by Dreyfus in accordance with procedures established by the Board of Trustees. The Fund will limit its investments to securities that present minimal credit risk, as determined by Dreyfus under procedures established by the Board of Trustees.



        The Fund invests only in securities that have remaining maturities of thirteen months or less at the date of purchase. Floating rate or variable rate obligations (described below) which are payable on demand under conditions established by the SEC, may have a stated maturity in excess of thirteen months; these securities will be deemed to have remaining maturities of thirteen months or less. The Fund maintains a dollar-weighted average portfolio maturity of 90 days or less and seeks to maintain a constant net ass et value of $1.00 per share, although there is no assurance it can do so on a continuing basis.


OTHER INVESTMENT POLICIES AND RISK FACTORS.


        FLOATING RATE AND VARIABLE RATE OBLIGATIONS. The Fund may purchase floating rate and variable rate obligations. These obligations bear interest at rates that are not fixed, but vary with changes in specified market rates or indices. Some of these obligations may carry a demand feature that permits the Fund to receive the par value upon demand prior to maturity. The Fund may invest in floating rate and variable rate obligations carrying stated maturities in excess of thirteen months at the date of purchase if these obligations carry demand features that comply with conditions established by the SEC. The Fund will limit its purchases

              (Page 6)
of floating rate and variable rate Massachusetts Municipal Obligations to those meeting the quality standards applicable to the Fund. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. The quality of the underlying creditor or the bank, as determined by Dreyfus under the supervision of the Trustees must also be equivalent to the quality standards applicable to the Fund. In addition, Dreyfus monitors the earning power, cash flow and other liquidity ratios of the issuers of such obligations, as well as the creditworthiness of the institution responsible for paying the principal amount of the obligations under the demand feature.



        The Fund may invest in participation interests purchased from banks in floating or variable rate Massachusetts Municipal Obligations owned by banks. Participation interests carry a demand feature permitting the Fund to tender them back to the bank. Each participation is backed by an irrevocable letter of credit or guarantee of a bank which Dreyfus under the supervision of the Trustees has determined meets the prescribed quality standards for the Fund.



        Other types of tax-exempt instruments that may become available in the future may be purchased by the Fund as long as Dreyfus believes the quality of these instruments meets the Fund's quality standards.



        OTHER INVESTMENT COMPANIES. The Fund may invest in securities issued by other investment companies to the extent that such investments are consistent with its investment objective and policies and permissible under the 1940 Act. As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations.



        TENDER OPTION BONDS. The Fund may invest up to 10% of the value of its assets in tender option bonds. A tender option bond is a municipal obligation (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed-rate substantially higher than prevailing short-term tax-exempt rates, that has been coupled with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which such institution grants the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the municipal obligation's fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate. Dreyfus, on behalf of the Fund, will consider on an ongoing basis the creditworthiness of the issuer of the underlying municipal obligation, of any custodian and the third-party provider of the tender option. In certain instances and for certain tender option bonds, the option may be terminable in the event of a default in payment of principal or interest on the underlying municipal obligation and for other reasons. The Fund will not invest more than 10% of the value of the Fund's net assets in illiquid securities, which would include tender option bonds for which the required notice to exercise the tender feature is more than seven days if there is no secondary market available for these obligations.



        WHEN-ISSUED SECURITIES. The Fund may purchase Massachusetts Municipal Obligations on a "when-issued" basis (i.e., delivery of and payment for the Massachusetts Municipal Obligations normally take place within 45 days after the date of the purchase commitment). The payment obligation and the interest rate on such securities are fixed at the time of the purchase commitment. Although the Fund generally will purchase Massachusetts Municipal Obligations on a when-issued basis with the intention of acquiring the securities, the Fund may sell such securities before the settlement date. Massachusetts Municipal Obligations purchased on a when-issued basis, like other investments made by the Fund, may decline or appreciate in value prior to their actual delivery to the Fund.




              (Page 7)

     CERTAIN RISK CONSIDERATIONS REGARDING THE COMMONWEALTH OF MASSACHUSETTS. You should consider carefully the special risks inherent in the Fund's investment in Massachusetts Municipal Obligations. Massachusetts' economic difficulties and fiscal problems in the late 1980s and early 1990s caused several rating agencies to lower their ratings of Massachusetts Municipal Obligations. Although Massachusetts' economic and fiscal difficulties appear to have abated, a return of persistent serious financial difficulties could adversely affect the market values and marketability of, or result in default in payment on, outstanding Massachusetts Municipal Obligations. You should obtain and review a copy of the SAI which more fully sets forth these and other risk factors. Other considerations relating to the Fund's investment in Massachusetts Municipal Obligations are summarized in the SAI.





        LIMITING INVESTMENT RISKS AND CERTAIN RISK CONSIDERATIONS. The Fund is subject to a number of investment limitations. Certain limitations are matters of fundamental policy and may not be changed without the affirmative vote of the holders of a majority of the Fund's outstanding shares. The SAI describes all of the Fund's fundamental and non-fundamental investment restrictions.



        The investment objective, policies, restrictions, practices and procedures of the Fund, unless otherwise specified, may be changed without shareholder approval. If the Fund's investment objective, policies, restrictions, practices or procedures change, shareholders should consider whether the Fund remains an appropriate investment in light of their then current position and needs.



        In order to permit the sale of the Fund's shares in certain states, the Fund may make commitments more restrictive than the investment policies and restrictions described in this Prospectus and the SAI. Should the Fund determine that any such commitment is no longer in the best interests of the Fund, it may consider terminating sales of its shares in the states involved.



        The Fund is classified as a "non-diversified" investment company, as defined under the 1940 Act, and therefore, the Fund could invest all of its assets in the obligations of a single issuer or relatively few issuers. However, the Fund intends to conduct its operations so that it will qualify under the Internal Revenue Code of 1986 (the "Code") as a "regulated investment company." To continue to qualify, among other requirements, the Fund will be required to limit its investments so that, at the close of each quarter of the taxable year, with respect to at least 50% of its total assets, not more than 5% of such assets will be invested in the securities of a single issuer. In addition, not more than 25% of the value of the Fund's total assets may be invested in the securities of a single issuer at the close of each quarter of the taxable year. The provisions of the Code place limits on the extent to which the Fund's portfolio may be non-diversified.



        The ability of the Fund to meet its investment objective is subject to the ability of municipal issuers to meet their payment obligations. In addition, the Fund's portfolio will be affected by general changes in interest rates which may result in increases or decreases in the value of Fund holdings. Investors should recognize that, in periods of declining interest rates, the Fund's yield will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates, the Fund's yield will tend to be somewhat lower. Also, when interest rates are falling, the influx of new money to the Fund will likely be invested in portfolio instruments producing lower yields than the balance of the Fund's portfolio, thereby reducing the Fund's current yield. In periods of rising interest rates, the opposite can be expected to occur.



        The Fund may invest without limit in Massachusetts Municipal Obligations which are repayable out of revenue streams generated from economically related projects or facilities or whose issuers are located in Massachusetts. Sizable investments in these obligations could increase risk to the Fund should any of the related projects or facilities experience financial difficulties. To the extent the Fund may invest in private activity bonds, the Fund may invest only up to 5% of its total assets in bonds where payment of principal and interest are the responsibility of a company with less than three years operating history. The Fund is authorized to borrow up to 10% of its total assets for temporary or emergency purposes and to pledge its assets to the same extent in connection with such borrowings.



              (Page 8)


        MASTER/FEEDER OPTION. The Trust may in the future seek to achieve the Fund's investment objective by investing all of the Fund's assets in another investment company having the same investment objective and substantially the same investment policies and restrictions as those applicable to the Fund. Shareholders of the Fund will be given at least 30 days' prior notice of any such investment. Such investment would be made only if the Trustees determine it to be in the best interest of the Fund and its shareholders. In making that determination, the Trustees will consider, among other things, the benefits to shareholders and/or the opportunity to reduce costs and achieve operational efficiencies. Although the Fund believes that the Trustees will not approve an arrangement that is likely to result in higher costs, no assurance is given that costs will be materially reduced if this option is implemented.


                              MANAGEMENT OF THE FUND


        INVESTMENT MANAGER. Dreyfus, located at 200 Park Avenue, New York, New York 10166, was formed in 1947. Dreyfus is a wholly-owned subsidiary of Mellon Bank, which is a wholly-owned subsidiary of Mellon Bank Corporation ("Mellon"). As of November 30, 1995, Dreyfus managed or administered approximately $83 billion in assets for more than 1.7 million investor accounts nationwide.



        Dreyfus serves as the Fund's investment manager pursuant to an Investment Management Agreement with the Fund dated February 22, 1996 (the "Investment Management Agreement"). Prior thereto, Dreyfus provided investment advisory services to the Fund pursuant to a prior investment management agreement (the "Prior Management Agreement"). Under the Investment Management Agreement, Dreyfus supervises and assists in the overall management of the Fund's affairs subject to the overall authority of the Board of Trustees of the Trust in accordance with Massachusetts law. Pursuant to the Investment Management Agreement, Dreyfus provides, or arranges for one or more third parties to provide, investment advisory, administrative, custody, fund accounting and transfer agency services to the Fund. As the Fund's investment manager, Dreyfus manages the Fund by making investment decisions based on the Fund's investment objective, policies and restrictions.





        Under the terms of the Prior Management Agreement, which was terminated on February 22, 1996, the Fund agreed to pay Dreyfus a fee, computed daily and paid monthly, at the annual rate of .35% of the Fund's average daily net assets. Under the Investment Management Agreement, the Fund pays a fee, computed daily and paid monthly, at the annual rate of .45% of the Fund's average daily net assets less certain expenses described below. Dreyfus has agreed to limit its management fee, or to reimburse the Fund for its expenses, in order to ensure that the Fund's total operating expenses do not exceed .35% of the Fund's average daily net assets for the period from February 22, 1996 through February 21, 1997. In addition, the Investment Management Agreement provides that certain redemption, exchange and account closeout charges are payable directly by the Fund's shareholders to the Fund's transfer agent and that the fee payable by the Fund to Dreyfus is not reduced by the amount of these charges payable to the transfer agent. Under the Investment Management Agreement, Dreyfus pays all of the expenses of the Fund except brokerage fees, taxes, interest, Rule 12b-1 fees (if applicable) and extraordinary expenses. From time to time, Dreyfus may waive (either volu ntarily or pursuant to applicable state limitations) additional investment management fees payable by the Fund. From April 4, 1994 to October 17, 1994, the Fund was advised by Mellon Bank under the Prior Management Agreement.



        For the fiscal year ended June 30, 1995, the Fund paid Mellon Bank or Dreyfus .35% of its average daily net assets in investment management fees, less fees and expenses of the non-interested Trustees (including counsel fees) pursuant to the Prior Management Agreement.



        For the fiscal year ended June 30, 1995, total operating expenses (excluding Rule 12b-1 fees) of the Fund were 0.35% of the Fund's average daily net assets.



        Mellon is a publicly owned multibank holding company incorporated under Pennsylvania law in 1971 and registered under the Bank Holding Company Act of 1956, as amended. Mellon provides a

              (Page 9)
comprehensive range of financial products and services in domestic and selected international markets. Mellon is among the twenty-five largest bank holding companies in the United States based on total assets. Mellon's principal wholly-owned subsidiaries are Mellon Bank, Mellon Bank (DE) National Association, Mellon Bank (MD), The Boston Company, Inc., AFCO Credit Corporation and a number of companies known as Mellon Financial Services Corporations. Through its subsidiaries, including Dreyfus, Mellon managed approximately $209 billion in assets as of September 30, 1995, including $80 billion in mutual fund assets. As of September 30, 1995, Mellon, through various subsidiaries, provided non-investment services, such as custodial or administration services, for more than $717 billion in assets, including approximately $55 billion in mutual fund assets.



        Dreyfus may pay the distributor for shareholder services from Dreyfus' own assets, including past profits but not including the management fee paid by the Fund. The distributor may use part or all of such payments to pay securities dealers and others in respect of these services.



        Dreyfus is authorized to allocate purchase and sale orders for portfolio securities to certain financial institutions, including, in the case of agency transactions, financial institutions that are affiliated with Dreyfus or Mellon Bank or that have sold shares of the Fund, if Dreyfus believes that the quality of the transaction and the commission are comparable to what they would be with other qualified brokerage firms. From time to time, to the extent consistent with its investment objective, policies and restrictions, the Fund may invest in securities of companies with which Mellon Bank has a lending relationship.



        The Fund's distributor is Premier Mutual Fund Services, Inc. (the "Distributor"). The Distributor is located at One Exchange Place, Boston, Massachusetts 02109. The Distributor is a wholly-owned subsidiary of FDI Distribution Services, Inc., a provider of mutual fund administration services, which in turn is a wholly-owned subsidiary of FDI Holding Inc., the parent company of which is Boston Institutional Group, Inc.



        CUSTODIAN, TRANSFER AND DIVIDEND DISBURSING AGENT, AND SUB-ADMINISTRATOR -- Mellon Bank (One Mellon Bank Center, Pittsburgh, Pennsylvania 15258) is the Fund's custodian. Dreyfus Transfer, Inc. (One American Express Plaza, Providence, Rhode Island 02903), a wholly-owned subsidiary of Dreyfus, serves as the Fund's Transfer and Dividend Disbursing Agent (the "Transfer Agent"). The Transfer Agent will receive the $5.00 exchange fee, the $5.00 account closeout fee, the $5.00 wire and Dreyfus TELET RANSFER redemption fees and the $2.00 checkwriting charge, described below.
A sufficient number of your shares will be redeemed automatically to pay these amounts. These payments will not reduce the management fee payable by the Fund to Dreyfus. By purchasing Fund shares, you are deemed to have consented to this procedure. Premier Mutual Fund Services, Inc. is the Fund's sub-administrator and, pursuant to a Sub-Administration Agreement with Dreyfus, provides various administrative and corporate secretarial services to the Fund.


                      HOW TO BUY FUND SHARES


        GENERAL -- You can purchase Fund shares without a sales charge if you purchase them directly from the Distributor; you may be charged a nominal fee if you effect transactions in Fund shares through a securities dealer or broker, bank or other financial institution (collectively, "Agents"). Share certificates are issued only upon your written request. No certificates are issued for fractional shares. It is not recommended that the Fund be used as a vehicle for Keogh, IRA or other qualified plans. The Fund reserves the right to reject any purchase order.



        The minimum initial investment is $25,000. The Fund may waive its minimum initial investment requirement for new Fund accounts opened through an Agent whenever Dreyfus Institutional Services Division ("DISD") determines for the initial account opened through such Agent which is below the Fund's minimum initial investment requirement that the existing accounts in the Fund opened through that Agent have an average account size, or the Agent has adequate intent and access to funds to result in maintenance of accounts in the Fund opened through that Agent with an average account size, in an amount equal to or
              (Page 10)
in excess of $25,000. DISD will periodically review the average size of the accounts opened through each Agent and, if necessary, to reevaluate the Agent's intent and access to funds. DISD will discontinue the waiver as to new accounts to be opened through an Agent if DISD determines that the average size of accounts opened through that Agent is less than $25,000 and the Agent does not have the requisite intent and access to funds. Subsequent investments must be at least $1,000 (or at least $100 in the case of persons who have held Fund shares as of February 22, 1996). The initial investment must be accompanied by the Fund's Account Application.



        You may purchase Fund shares by check or wire, or through the Dreyfus TELETRANSFER Privilege described below. Checks should be made payable to "The Dreyfus Family of Funds." Payments to open new accounts which are mailed should be sent to The Dreyfus Family of Funds, P.O. Box 9387, Providence, Rhode Island 02940-9387, together with your Account Application. For subsequent investments, your Fund account number should appear on the check and an investment slip should be enclosed and sent to The Dreyfus Family of Funds, P.O. Box 105, Newark, New Jersey 07101-0105. Neither initial nor subseq uent investments should be made by third party check. Purchase orders may be delivered in person only to a Dreyfus Financial Center. THESE ORDERS WILL BE FORWARDED TO THE FUND AND WILL BE PROCESSED ONLY UPON RECEIPT THEREBY. For the location of the nearest Dreyfus Financial Center, please call the telephone number listed under "General Information."



        Wire payments may be made if your bank account is in a commercial bank that is a member of the Federal Reserve System or any other bank having a correspondent bank in New York City. Immediately available funds may be transmitted by wire to Boston Safe Deposit and Trust Company, DDA # 043389 Dreyfus BASIC Massachusetts Municipal Money Market Fund, for purchase of Fund shares in your name. The wire must include your Fund account number (for new accounts, your Taxpayer Identification Number ("TIN") should be included instead), account registration and dealer number, if applicable. If your initial purchase of Fund shares is by wire, you should call 1-800-645-6561 after completing your wire payment in order to obtain your Fund account number. Please include your Fund account number on the Fund's Account Application and promptly mail the Account Application to the Fund, as no redemptions will be permitted until the Account Application is received. You may obtain further information about remitting funds in this manner from your bank. All payments should be made in U.S. dollars and, to avoid fees and delays, should be drawn only on U.S. banks. A charge will be imposed if any check used for investment in your account does not clear. The Fund makes available to certain large institutions the ability to issue purchase instructions through compatible computer facilities.



        Subsequent investments also may be made by electronic transfer of funds from an account maintained in a bank or other domestic financial institution that is an Automated Clearing House ("ACH") member. You must direct the institution to transmit immediately available funds through the ACH System to Boston Safe Deposit and Trust Company with instructions to credit your Fund account. The instructions must specify your Fund account registration and Fund account number PRECEDED BY THE DIGITS "4750."



        Federal regulations require that you provide a certified TIN upon opening or reopening an account. See "Dividends, Other Distributions and Taxes" and the Fund's Account Application for further information concerning this requirement. Failure to furnish a certified TIN to the Fund could subject you to a $50 penalty imposed by the Internal Revenue Service (the "IRS").





        Net Asset Value Per Share ("NAV") _ An investment portfolio's NAV refers to the worth of one share. The NAV for Fund shares, which are offered on a continuous basis, is calculated on the basis of amortized cost, which involves initially valuing a portfolio instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. The Fund intends to maintain a constant NAV of $1.00, although there is no assurance that this can be done on a continuing basis.



              (Page 11)


        The offering price of Fund shares is their NAV. Investments and requests to exchange or redeem shares received by the Fund before 4 p.m., Eastern time, on each day that the New York Stock Exchange is open
(a "business day") are effective on, and will receive the price next determined, that business day. The NAV of the Fund is calculated two times each business day, at 12 noon and 4 p.m., Eastern time. Investment, exchange or redemption requests received after 4 p.m., Eastern time are effective on, and receive the first share price determined, the next business day.



        DREYFUS TELETRANSFER PRIVILEGE -- You may purchase Fund shares (minimum $1,000 and maximum $150,000 per day) without charge by telephone if you have checked the appropriate box and supplied the necessary information on the Fund's Account Application or have filed a Shareholder Services Form with the Transfer Agent. The proceeds will be transferred between the bank account designated in one of these documents and your Fund account. Only a bank account maintained in a domestic financial institution which is an ACH member may be so designated. The Fund may modify or terminate this Privilege at any time or charge a service fee upon notice to shareholders. No fee is contemplated for purchases of Fund shares pursuant to this Privilege.



        If you have selected the Dreyfus TELETRANSFER Privilege, you may request a Dreyfus TELETRANSFER purchase of Fund shares by telephoning 1-800-645-6561 or, if calling from overseas, 516-794-5452.



                             FUND EXCHANGES





        You may purchase up to four times a calendar year, in exchange for shares of the Fund, (a) shares (however the same may be named) of other funds managed or administered by Dreyfus, which you would otherwise be eligible to purchase; (b) shares of funds managed or administered by Dreyfus which do not have separate share classes; and (c) shares of other funds specified from time to time, to the extent such shares are offered for sale in your state of residence. These funds have different investment objectives which may be of interest to you. If you desire to use this service, please call 1-800-645-6561 to determine if it is available and whether any conditions are imposed on its use. You will be charged a $5.00 fee for each exchange you make out of the Fund (unless you have held Fund shares as of February 22, 1996). This fee will be deducted from your account and paid to the Transfer Agent.



        To request an exchange, you or your Agent acting on your behalf must give exchange instructions to the Transfer Agent in writing or by telephone. Before any exchange, you must obtain and should review a copy of the current prospectus of the fund into which the exchange is being made. Prospectuses may be obtained by calling 1-800-645-6561. The shares being exchanged must have a current value of at least $1,000; furthermore, when establishing a new account by exchange, the shares being exchanged must have a value of at least the minimum initial investment required for the fund into which the exchange is being made. The ability to issue exchange instructions by telephone is given to all Fund shareholders automatically, unless you check the relevant "No" box on the Account Application, indicating that you specifically refuse this Privilege. The Telephone Exchange Privilege may be established for an existing account by written request, signed by all shareholders on the account, or by a separate Shareholder Services Form, also available by calling 1-800-645-6561. If you previously have established the Telephone Exchange Privilege, you may telephone exchange instructions by calling 1-800-645-6561 or, if calling from overseas, 516-794-5452. See "How to Redeem Fund Shares_Procedures." Upon an exchange, the following shareholder services and privileges, as applicable and where available, will be automatically carried over to the fund into which the exchange is made: Telephone Exchange Privilege, Check Redemption Privilege, Wire Redemption Privilege, Telephone Redemption Privilege, Dreyfus TELETRANSFER Privilege and the dividends and distributions payment option (except for Dividend Sweep) selected by the investor.



        Shares will be exchanged at the next determined NAV; however, a sales load may be charged with respect to exchanges into funds sold with a sales load. If you are exchanging into a fund that charges a
              (Page 12)
sales load, you may qualify for share prices which do not include the sales load or which reflect a reduced sales load, if the shares of the fund from which you are exchanging were: (a) purchased with a sales load, (b) acquired by a previous exchange from shares purchased with a sales load, or (c) acquired through reinvestment of dividends or other distributions paid with respect to the foregoing categories of shares. To qualify, at the time of the exchange you must notify the Transfer Agent or your Agent must notify the Distributor. Any such qualification is subject to confirmation of your holdings through a check of appropriate records. See "Fund Exchanges" in the SAI. The Fund reserves the right to reject any exchange request in whole or in part. The availability of fund exchanges may be modified or terminated at any time upon notice to shareholders.


        The exchange of shares of one fund for shares of another is treated for Federal income tax purposes as a sale of the shares given in exchange by the shareholder and, therefore, an exchanging shareholder may realize a taxable gain or loss.



                   HOW TO REDEEM FUND SHARES


GENERAL--You may request redemption of your shares at any time. Redemption requests should be transmitted to the Transfer Agent as described below. When a request is received in proper form, the Fund will redeem the shares at the next determined NAV as described below.





        You will be charged $5.00 when you redeem all shares in your account or your account is otherwise closed out (unless you have held Fund shares as of February 22, 1996). The fee will be deducted from your redemption proceeds and paid to the Transfer Agent. The account closeout fee does not apply to exchanges out of the Fund or to wire or Dreyfus TELETRANSFER redemptions, for each of which a $5.00 fee applies. Agents may charge a nominal fee for effecting redemptions of Fund shares. Any certificates representing Fund shares being redeemed must be submitted with the redemption request. The value of the shares redeemed may be more or less than their original cost, depending upon the Fund's then current NAV.



        The Fund ordinarily will make payment for all shares redeemed within seven days after receipt by the Transfer Agent of a redemption request in proper form, except as provided by the rules of the SEC. HOWEVER, IF YOU HAVE PURCHASED FUND SHARES BY CHECK OR BY THE DREYFUS TELETRANSFER PRIVILEGE AND SUBSEQUENTLY SUBMIT A WRITTEN REDEMPTION REQUEST TO THE TRANSFER AGENT, THE REDEMPTION PROCEEDS WILL BE TRANSMITTED TO YOU PROMPTLY UPON BANK CLEARANCE OF YOUR PURCHASE CHECK OR DREYFUS TELETRANSFER PURCHASE ORDER, WHICH MAY TAKE UP TO EIGHT BUSINESS DAYS OR MORE. IN ADDITION, THE FUND WILL NOT HONOR REDEMPTION CHECKS UNDER THE CHECK REDEMPTION PRIVILEGE, AND WILL REJECT REQUESTS TO REDEEM SHARES BY WIRE OR TELEPHONE OR PURSUANT TO THE DREYFUS TELETRANSFER PRIVILEGE FOR A PERIOD OF EIGHT BUSINESS DAYS AFTER RECEIPT BY THE TRANSFER AGENT OF THE PURCHASE CHECK OR THE DREYFUS TELETRANSFER PURCHASE ORDER AGAINST WHICH SUCH REDEMPTION IS REQUESTED. THESE PROCEDURES WILL NOT APPLY IF YOUR SHARES WERE PURCHASED BY WIRE PAYMENT, OR IF YOU OTHERWISE HAVE A SUFFICIENT COLLECTED BALANCE IN YOUR ACCOUNT TO COVER THE REDEMPTION REQUEST. PRIOR TO THE TIME ANY REDEMPTION IS EFFECTIVE, DIVIDENDS ON SUCH SHARES WILL ACCRUE AND BE PAYABLE, AND YOU WILL BE ENTITLED TO EXERCISE ALL OTHER RIGHTS OF BENEFICIAL OWNERSHIP. Fund shares will not be redeemed until the Transfer Agent has received your Account Application.



        The Fund reserves the right to redeem your account at its option upon not less than 45 days' written notice if the net asset value of your account is $10,000 or less ($500 or less in the case of Fund shareholders as of February 22, 1996) and remains at or below such amount during the notice period. The $5.00 account closeout fee would be charged in such case.



        PROCEDURES--You may redeem Fund shares by using the regular redemption procedure through the Transfer Agent, the Check Redemption Privilege, the Wire Redemption Privilege, the Telephone Redemption Privilege or through the Dreyfus TELETRANSFER Privilege. Other redemption procedures may
              (Page 13)
be in effect for clients of certain Agents and institutions. The Fund makes available to certain large institutions the ability to issue redemption instructions through compatible computer facilities.



        You may redeem Fund shares by telephone if you have checked the appropriate box on the Fund's Account Application or have filed a Shareholder Services Form with the Transfer Agent. If you select a telephone redemption privilege or Telephone Exchange Privilege (which is granted automatically unless you refuse it), you authorize the Transfer Agent to act on telephone instructions from any person representing himself or herself to be you, or a representative of your Agent, and reasonably believed by the Transfer Agent to be genuine. The Fund will require the Transfer Agent to employ reasonable procedures, such as requiring a form of personal identification, to confirm that instructions are genuine and, if it does not follow such procedures, the Fund or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent instructions. Neither the Fund nor the Transfer Agent will be liable for following telephone instructions reasonably believed to be genuine.


        During times of drastic economic or market conditions, you may experience difficulty in contacting the Transfer Agent by telephone to request a redemption or an exchange of Fund shares. In such cases, you should consider using the other redemption procedures described herein. Use of these other redemption procedures may result in your redemption request being processed at a later time than it would have been if telephone redemption had been used.


        REGULAR REDEMPTION -- Under the regular redemption procedure, you may redeem your shares by written request mailed to The Dreyfus Family of Funds, P.O. Box 9671, Providence, Rhode Island 02940-9671. Redemption requests may be delivered in person only to a Dreyfus Financial Center. THESE REQUESTS WILL BE FORWARDED TO THE FUND AND WILL BE PROCESSED ONLY UPON RECEIPT THEREBY. For the location of the nearest financial center, please call the telephone number listed under "General Information." Redemption requests must be signed by each shareholder, including each owner of a joint account, and each signature must be guaranteed. The Transfer Agent has adopted standards and procedures pursuant to which signature-guarantees in proper form generally will be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program, the Securities Transfer Agents Medallion Program ("STAMP"), and the Stock Exchanges Medallion Program. For more information with respect to signature-guarantees, please call the telephone number listed under "General Information."



        Redemption proceeds of at least $5,000 will be wired to any member bank of the Federal Reserve System in accordance with a written signature-guaranteed request.



        CHECK REDEMPTION PRIVILEGE _ You may request on the Account Application, Shareholder Services Form or by later written request that the Fund provide Redemption Checks drawn on the Fund's account. Redemption Checks may be made payable to the order of any person in the amount of $1,000 or more. Redemption Checks should not be used to close your account. Your account will be charged $2.00 for each Redemption Check you write (unless you have held Fund shares as of February 22, 1996). In addition, the Transfer Agent will impose a fee for stopping payment of a Redemption Check upon your request or if the Transfer Agent cannot honor the Redemption Check due to insufficient funds or other valid reason. The Fund may return an unpaid Redemption Check that would draw your account balance below $5.00 and you may be subject to extra charges. You should date your Redemption Checks with the current date when you write them. Please do not postdate your Redemption Checks. If you do, the Transfer Agent will honor, upon presentment, even if presented before the date of the check, all postdated Redemption Checks which are dated within six months of presentment for payment, if they are otherwise in good order. Shares for which certificates have been issued may not be redeemed by Redemption Check. This Privilege may be modified or terminated at any time by the Fund or the Transfer Agent upon notice to shareholders.



              (Page 14)


        WIRE REDEMPTION PRIVILEGE. You may request by wire or telephone that redemption proceeds (minimum $5,000) be wired to your account at a bank which is a member of the Federal Reserve System, or a correspondent bank if your bank is not a member. You will be charged a $5.00 wire redemption fee for each wire redemption (unless you have held Fund shares as of February 22, 1996), which will be deducted from your account and paid to the Transfer Agent. To establish the Wire Redemption Privilege, you must check the appropriate box and supply the necessary information on the Fund's Account Application or file a Shareholder Services Form with the Transfer Agent. You may direct that redemption proceeds be paid by check (maximum $150,000 per day) made out to the owners of record and mailed to your address. Redemption proceeds of less than $5,000 will be paid automatically by check. Holders of jointly registered Fund or bank accounts may have redemption proceeds of only up to $250,000 wired within any 30-day period. You may telephone redemption requests by calling 1-800-645-6561 or, if calling from overseas, 1-516-794-5452. The Fund reserves the right to refuse any redemption request, including requests made shortly after a change of address, and may limit the amount involved or the number of such requests. This Privilege may be modified or terminated at any time by the Transfer Agent or the Fund. The Fund's SAI sets forth instructions for transmitting redemption requests by wire. Shares for which certificates have been issued are not eligible for this Privilege.



        TELEPHONE REDEMPTION PRIVILEGE. You may redeem Fund shares (maximum $150,000 per day) by telephone if you checked the appropriate box on the Fund's Account Application or have filed a Shareholder Services Form with the Transfer Agent. The redemption proceeds will be paid by check and mailed to your address. You may telephone redemption instructions by calling 1-800-645-6561 or, if calling from overseas, 516-794-5452. The Fund reserves the right to refuse any request made by telephone, including requests made shortly after a change of address, and may limit the amount involved or the number of such requests. This Privilege may be modified or terminated at any time by the Transfer Agent or the Fund. Shares for which certificates have been issued are not eligible for this Privilege.



        DREYFUS TELETRANSFER PRIVILEGE. You may redeem Fund shares (minimum $1,000 per day) by telephone if you have checked the appropriate box and supplied the necessary information on the Fund's Account Application or have filed a Shareholder Services Form with the Transfer Agent. The proceeds will be transferred between your Fund account and the bank account designated in one of these documents. Only such an account maintained in a domestic financial institution which is an ACH member may be so designated. Redemption proceeds will be on deposit in your account at an ACH member bank ordinarily two days after receipt of the redemption request or, at your request, paid by check (maximum $150,000 per day) and mailed to your address. Holders of jointly registered Fund or bank accounts may redeem through the Dreyfus TELETR ANSFER Privilege for transfer to their bank account only up to $250,000 within any 30-day period. The Fund reserves the right to refuse any request made by telephone, including requests made shortly after a change of address, and may limit the amount involved or the number of such requests. The Fund may modify or terminate this Privilege at any time. Your account will be charged $5.00 for each redemption effected pursuant to this Privilege (unless you have held Fund shares as of February 22, 1996).



        If you have selected the Dreyfus TELETRANSFER Privilege, you may request a Dreyfus TELETRANSFER redemption of Fund shares by telephoning 1-800-645-6561 or, if calling from overseas, 516-794-5452. Shares issued in certificate form are not eligible for this Privilege.


                     PERFORMANCE INFORMATION




        From time to time, the Fund may advertise its yield and tax-equivalent yield. YIELD AND TAX-EQUIVALENT YIELD FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. It can be expected that these yield figures will fluctuate substantially.



        The Fund's "yield" refers to the income generated by an investment in the Fund over a seven-day period identified in the advertisement. This income is then "annualized." That is, the amount of income
              (Page 15)
generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly, but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. The Fund's "yield" and "effective yield" may reflect absorbed expenses pursuant to any undertaking that may be in effect. See "Management of the Fund." Since yields fluctuate, yield data cannot necessarily be used to compare an investment in the Fund with bank deposits, savings accounts, and similar investment alternatives which often provide an agreed-upon or guaranteed fixed yield for a stated period of time, or other investment companies which may use a different method of computing yield. The Fund's tax-equivalent yield shows the level of taxable yield needed to produce an after-tax equivalent to the Fund's tax-free yield. This is done by increasing the Fund's yield by the amount necessary to reflect the payment of federal income tax (and state income tax, if applicable) at a stated tax rate.



        Any fees charged by an Agent directly to its customers' account in connection with investments in the Fund will not be included in calculations of yield.



        The Fund may compare its performance with various industry standards of performance including Lipper Analytical Services, Inc. ratings. Performance rankings as reported in CHANGING TIMES, BUSINESS WEEK, INSTITUTIONAL INVESTOR, THE WALL STREET JOURNAL, IBC/DONOGHUE'S MONEY FUND REPORT, MUTUAL FUND FORECASTER, NO LOAD INVESTOR, MONEY MAGAZINE, MORNINGSTAR MUTUAL FUND VALUES, U.S. NEWS AND WORLD REPORT, FORBES, FORTUNE, BARRON'S and similar publications may also be used in comparing the Fund's performance. Furthermore, the Fund may quote its yields in advertisements or in shareholder reports.


                   DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES


        The Fund declares daily and pays monthly (on the first business day of the following month) dividends from its net investment income, if any, and distributes any net long-term capital gains on an annual basis. The Board of Trustees may elect not to distribute capital gains in whole or in part to take advantage of capital loss carryovers.



        Unless you choose to receive dividend and/or capital gains distributions in cash, your distributions will be automatically reinvested in additional shares at NAV. You may change the method of receiving distributions at any time by writing to the Fund. Checks which are sent to shareholders who have requested distributions to be paid in cash and which are subsequently returned by the United States Postal Service as not deliverable or which remain uncashed for six months or more will be reinvested in additional Fund shares in the shareholder's account at the then current NAV. Subsequent Fund distributions will be automatically reinvested in additional Fund shares in the shareholder's account.





        Shares purchased on a day on which the Fund calculates its NAV will not begin to accrue dividends until the following business day. Except as provided below, redemption orders effected on any particular day will receive all dividends declared through the day of redemption. However, if immediately available funds are received by the Transfer Agent prior to 12:00 noon, Eastern time, you may receive the dividend declared on the day of purchase. You will not receive the dividends declared on the day of redemption if the redemption order is placed prior to 12:00 noon, Eastern time.



        It is expected that the Fund will qualify for treatment as a regulated investment company under the Code so that it will be relieved of Federal income tax on that part of its investment company taxable income (consisting generally of taxable net investment income and net short-term capital gain) and net capital gain (the excess of net long-term capital gain over net short-term capital loss) that is distributed to its shareholders. In addition, the Fund intends to continue to qualify to pay "exempt-interest" dividends, which requires, among other things, that at the close of each quarter of its taxable year at least 50% of the value of its total assets must consist of municipal securities.



              (Page 16)


        Dividends from the Fund's investment company taxable income are taxable to you as ordinary income, to the extent of the Fund's earnings and profits. Distributions by the Fund that are designated by it as "exempt-interest dividends" generally may be excluded by you from your gross income. Distributions by the Fund of net capital gain, when designated as such, are taxable to you as long-term capital gains, regardless of the length of time you have owned your shares.



        Interest on indebtedness incurred or continued to purchase or carry shares of the Fund will not be deductible for Federal income tax purposes to the extent that the Fund's distributions (other than capital gains distributions) consist of exempt-interest dividends. The Fund may invest in "private activity bonds," the interest on which is treated as a tax preference item for shareholders in determining their liability for the alternative minimum tax. Proposals may be introduced before Congress for the purpose of restricting or eliminating the Federal income tax exemption for interest on municipal securities. If such a proposal were enacted, the availability of such securities for investment by the Fund and the value of its portfolio would be affected. In such event, the Fund would reevaluate its investment objective and policies.



        Dividends and other distributions, to the extent taxable, are taxable to you regardless of whether they are received in cash or reinvested in additional Fund shares, even if the value of your shares is below your cost. If you purchase shares shortly before a taxable distribution (i.e., any distribution other than an exempt-interest dividend paid by the Fund), you must pay income taxes on the distribution, even though the value of your investment (plus cash received, if any) remains the same. In addition, the share price at the time you purchase shares may include unrealized gains in the securities held in the Fund. If these portfolio securities are subsequently sold and the gains are realized, they will, to the extent not offset by capital losses, be paid to you as a capital gain distribution and will be taxable to you.



        In January of each year, the Fund will send you a Form 1099-DIV notifying you of the status for Federal income tax purposes of your distributions for the preceding year. The Fund also will advise shareholders of the percentage, if any, of the dividends paid by the Fund that are exempt from Federal income tax and the portion, if any, of those dividends that is a tax preference item for purposes of the alternative minimum tax.



        You must furnish the Fund with your taxpayer identification number ("TIN") and state whether you are subject to withholding for prior under-reporting, certified under penalties of perjury as prescribed by the Code and the regulations thereunder. Unless previously furnished, investments received without such a certification will be returned. The Fund is required to withhold a portion of all dividends, capital gains distributions and redemption proceeds payable to any individuals and certain other non-corporate shareholders who do not provide the Fund with a correct TIN; withholding from dividends and capital gains distributions also is required for such shareholders who otherwise are subject to backup withholding.



        In addition, in order to avoid the application of a 4% nondeductible excise tax on certain undistributed amounts of ordinary income and capital gains, the Fund may make an additional distribution shortly before December 31 in each year of any undistributed ordinary (taxable) income or capital gains and expects to pay any other dividends and distributions necessary to avoid the application of this tax.



        The foregoing is only a summary of some of the important tax considerations generally affecting the Fund and its shareholders; see the SAI for a further discussion. There may be other federal, state or local tax considerations applicable to a particular investor; for example, the Fund's dividends may be wholly or partly taxable under state and/or local laws. You therefore are urged to consult your own tax adviser.


                      GENERAL INFORMATION


        The Trust offers shares of beneficial interest of separate investment portfolios without par value (each a "fund"). The Trust was organized as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on March 28, 1983 under the name of The Boston Company Tax-Free Municipal Funds, changed its name to the Laurel Tax-Free Municipal Funds on March 31, 1994, and changed its name again
              (Page 17)
to The Dreyfus/Laurel Tax-Free Municipal Funds on October 17, 1994. The Trust is registered with the SEC as an open-end management investment company, commonly known as a mutual fund.



        At a meeting of the Fund's shareholders held on February 15, 1996, shareholders of the Fund, and of each class of the Fund, approved an Agreement and Plan of Reorganization (the "Plan") between the Trust, on behalf of the Fund, and Dreyfus Massachusetts Municipal Money Market Fund (the "Acquiring Fund") effective as of February 22, 1996. Pursuant to the Plan, on February 22, 1996, (a) a portion of the Fund's assets equal in value to the aggregate net asset value of the interest in the Fund held by the Fund's Investor shareholders was transferred to the Acquiring Fund and the Fund's Investor class of shares was terminated, and (b) holders of Investor shares of the Fund became shareholders of the Acquiring Fund receiving in exchange for their Investor shares, shares of the Acquiring Fund having an aggregate net asset value equal to the aggregate value of the assets transferred to the Acquiring Fund.



        Also, at the February 15, 1996 meeting of the Fund's shareholders, the Fund's Class R shareholders approved the Investment Management Agreement which replaced the Prior Management Agreement effective February 22, 1996. The Investment Management Agreement provides that certain transaction charges are payable to the Fund's Transfer Agent out of shareholder accounts in connection with shareholders utilizing certain services.


        Also effective February 22, 1996, the Fund's name changed from Dreyfus/Laurel Massachusetts Tax-Free Money Fund to "Dreyfus BASIC Massachusetts Municipal Money Market Fund."
        Each share (regardless of class) has one vote. All shares of all funds (and classes thereof) vote together as a single class, except as to any matter for which a separate vote of any fund or class is required by the 1940 Act, and except as to any matter which affects the interests of one or more particular funds or classes, in which case only the shareholders of the affected funds or classes are entitled to vote, each as a separate class


        Unless otherwise required by the 1940 Act, ordinarily it will not be necessary for the Fund to hold annual meetings of shareholders. As a result, Fund shareholders may not consider each year the election of Trustees or the appointment of auditors. However, pursuant to the Trust's By-Laws, the holders of at least 10% of the shares outstanding and entitled to vote may require the Trust to hold a special meeting of shareholders for purposes of removing a Trustee from office and for any other purpose. Trust shareholders may remove a Trustee by the affirmative vote of two-thirds of the Trust's outstanding voting shares. In addition, the Board of Trustees will call a meeting of shareholders for the purpose of electing Trustees if, at any time, less than a majority of the Trustees then holding office have been elected by shareholders.


        The Transfer Agent maintains a record of your ownership and will send you confirmations and statements of account.


       Shareholder inquiries may be made by writing to the Fund at 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144, or by calling toll free 1-800-645-6561.



        NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND IN THE FUND'S OFFICIAL SALES LITERATURE IN CONNECTION WITH THE OFFER OF THE FUND'S SHARES, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFERING MAY NOT LAWFULLY BE MADE.



              (Page 18)
[This Page Intentionally Left Blank]
              (Page 19)
BASIC
Massachusetts
Municipal
Money Market
Fund
Prospectus
Copy Rights 1996 Dreyfus Service Corporation
                                     315/715p3030195
Registration Mark
   Page 20








               THE DREYFUS/LAUREL TAX-FREE MUNICIPAL FUNDS

                                 PART B
                  (STATEMENT OF ADDITIONAL INFORMATION)


                           February 29, 1996


      This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the Prospectus of The Dreyfus/Laurel Tax-Free Municipal Funds (the "Trust") dated February 29, 1996 (referred to herein as the "Prospectus") describing the Dreyfus BASIC Massachusetts Municipal Money Market Fund (formerly, the Dreyfus/Laurel Massachusetts Tax-Free Money Fund) (the "Fund"). To obtain a copy of the Prospectus, please write to the Fund at 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144, or call one of the following numbers:


             Call Toll Free 1-800-645-6561
             In New York City -- Call 1-718-895-1206
             Outside the U.S. and Canada -- Call 516-794-5452

      The Dreyfus Corporation ("Dreyfus") serves as the Fund's investment manager.

      Premier Mutual Fund Services, Inc. ("Premier") is the distributor of the Fund's shares.

                                          TABLE OF CONTENTS
                                                                        Page

Management of the Trust . . . . . . . . . . . . . . . . . . . . . . . .  B-2
Purchase of Fund Shares . . . . . . . . . . . . . . . . . . . . . . . .  B-9
  (see also in the Prospectus "How to Buy Fund Shares")
Investment Policies . . . . . . . . . . . . . . . . . . . . . . . . . .  B-10
  (see also in the Prospectus "Investment Objective and Policies")
Redemption of Fund Shares . . . . . . . . . . . . . . . . . . . . . . .  B-22
  (see also in the Prospectus "How to Redeem Fund Shares")
Fund Exchanges  . . . . . . . . . . . . . . . . . . . . . . . . . . . .  B-24
Valuation of Shares . . . . . . . . . . . . . . . . . . . . . . . . . .  B-25
Performance Data. . . . . . . . . . . . . . . . . . . . . . . . . . . .  B-26
Taxes . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  B-27
  (see also in the Prospectus "Dividends, Other
   Distributions and Taxes")
Description of the Trust. . . . . . . . . . . . . . . . . . . . . . . .  B-28
  (see also in the Prospectus "Investment Objective and Policies")
Principal Shareholders. . . . . . . . . . . . . . . . . . . . . . . . .  B-30
Custodian and Transfer Agent. . . . . . . . . . . . . . . . . . . . . .  B-30
Counsel and Independent Auditors. . . . . . . . . . . . . . . . . . . .  B-30
Financial Statements. . . . . . . . . . . . . . . . . . . . . . . . . .  B-30
Appendix A Risk Factors - Investing in
  Massachusetts Municipal Obligations . . . . . . . . . . . . . . . . .  B-31
Appendix B - Information about Securities Ratings . . . . . . . . . . .  B-34

                                        MANAGEMENT OF THE TRUST

      The organizations that provide services to the Trust are as follows:
Dreyfus as investment manager ("Investment Manager"), Mellon Bank, N.A. ("Mellon Bank") as custodian, Premier as the distributor ("Distributor") and sub-administrator ("Sub-Administrator"), and Dreyfus Transfer, Inc. ("Dreyfus Transfer"), a wholly-owned subsidiary of Dreyfus, as transfer agent ("Transfer Agent"). The functions they perform for the Trust are discussed in the Prospectus and in this Statement of Additional Information.


      On October 17, 1994, the name of the Trust was changed from "The Laurel Tax-Free Municipal Funds" to "The Dreyfus/Laurel Tax-Free Municipal Funds" and the name of the Fund was changed from Laurel Massachusetts Tax-Free Money Fund to Dreyfus/Laurel Massachusetts Tax-Free Money Fund. On February 22, 1996, the Fund's name changed from Dreyfus/Laurel Massachusetts Tax-Free Money Fund to Dreyfus BASIC Massachusetts Municipal Money Market Fund.

Trustees and Officers

      The Trust has a Board composed of thirteen Trustees which supervises the Trust's investment activities and reviews contractual arrangements with companies that provide the Fund with services. The following lists the Trustees and officers and their positions with the Trust and their present and principal occupations during the past five years. Each Trustee who is an "interested person" of the Trust (as defined in the Investment Company Act of 1940, as amended (the "Act")) is indicated by an asterisk. Each of the Trustees also serves as a Director of The Dreyfus/Laurel Funds, Inc., and as a Trustee of The Dreyfus/Laurel Funds Trust (collectively, with the Trust, the "Dreyfus/Laurel Funds").

o+RUTH MARIE ADAMS.  Trustee of the Trust; Professor of English and Vice
     President Emeritus, Dartmouth College; Senator, United Chapters of Phi Beta Kappa; Trustee, Woods Hole Oceanographic Institution.
     Age: 80 years old. Address: 1026 Kendal Lyme Road, Hanover, New Hampshire 03755.

o+FRANCIS P. BRENNAN.  Chairman of the Board of Trustees and Assistant
     Treasurer of the Trust; Director and Chairman, Massachusetts Business Development Corp.; Director, Boston Mutual Insurance Company; Director and Vice Chairman of the Board, Home Owners Federal Savings and Loan (prior to May 1990). Age: 78 years old. Address: Massachusetts Business Development Corp., One Liberty Square, Boston, Massachusetts 02109.

o*JOSEPH S. DiMARTINO.  Trustee of the Trust since February 1995.  Since
     January 1995, Mr. DiMartino has served as Chairman of the Board for various funds in the Dreyfus Family of Funds. For more than five years prior thereto, he was President and a director of Dreyfus and Executive Vice President and a director of Dreyfus Service Corporation, a wholly-owned subsidiary of Dreyfus and until August 1994, the Funds' distributor. From August 1994 to December 31, 1994, he was a director of Mellon Bank Corporation. He is Chairman of the Board of Noel Group, Inc., a venture capital company; a trustee of Bucknell University; and a director of the Muscular Dystrophy Association, HealthPlan Services Corporation, Belding Heminway, Inc., a manufacturer and marketer of industrial threads, specialty yarns, home furnishings and fabrics, Curtis Industries, Inc., a national distributor of security products, chemicals and automotive and other hardware, Simmons Outdoor Corporation and Staffing Resources, Inc. Mr. DiMartino is also a Board member of 93 other funds in the Dreyfus Family of Funds. Age: 52 years old. Address: 200 Park Avenue, New York, New York 10166.

o+JAMES M. FITZGIBBONS.  Trustee of the Trust; Chairman, Howes Leather
     Company, Inc.; Director, Fiduciary Trust Company; Chairman, CEO and Director, Fieldcrest-Cannon Inc.; Director, Lumber Mutual Insurance Company; Director, Barrett Resources, Inc. Age: 60 years old.
     Address:  40 Norfolk Road, Brookline, Massachusetts 02167.

o*J. TOMLINSON FORT.  Trustee of the Trust; Since 1990, Partner, Reed, Smith,
     Shaw & McClay (law firm). Age: 65 years old. Address: 204 Woodcock Drive, Pittsburgh, Pennsylvania 15215.

o+ARTHUR L. GOESCHEL. Trustee of the Trust; Director, Chairman of the Board and Director, Rexene Corporation; Director, Calgon Carbon Corporation; Director, Cerex Corporation; Director, National picture Frame Corporation; Chairman of the Board and Director, Tetra Corporation 1991-1993; Director, Medalist Corporation 1992-1993; From 1988-1989 Director, Rexene Corporation. Since May 1991, Mr. Goeschel has served as a Trustee of Sewickley Valley Hospital. Age: 73 years old. Address: Way Hollow Road and Woodland Road, Sewickley, Pennsylvania 15143.

o+KENNETH A. HIMMEL.  Trustee of the Trust; Director, The Boston Company,
     Inc. ("TBC") and Boston Safe Deposit and Trust Company; President and Chief Executive Officer, Himmel & Co., Inc.; Vice Chairman, Sutton Place Gourmet, Inc. Managing Partner, Franklin Federal Partners. Age: 49 years old.
     Address: Himmel and Company, Inc., 101 Federal Street, 22nd Floor, Boston, Massachusetts 02110.

o*ARCH S. JEFFERY. Trustee of the Trust; Financial Consultant. Age: 76 years old. Address: 1817 Foxcroft Lane, Unit 306, Allison Park, Pennsylvania 15101.

o+STEPHEN J. LOCKWOOD.  Trustee of the Trust; President and CEO, LDG
     Management Company Inc.; CEO, LDG Reinsurance Underwriters, SRRF Management Inc. and Medical Reinsurance Underwriters Inc. Age:
     48 years old.  Address: 401 Edgewater Place, Wakefield, Massachusetts
     01880.

o+ROBERT D. MCBRIDE.  Trustee of the Trust; Director, Chairman, McLouth
     Steel; Director, Salem Corporation. Director, SMS/Concast, Inc. (1983-1991). Age: 67 years old. Address: 15 Waverly Lane, Grosse Pointe Farms, Michigan 48236.

o+JOHN L. PROPST.  Trustee of the Trust; Of Counsel, Reed, Smith, Shaw &
     McClay (law firm). Age: 81 years old. Address: 5521 Dunmoyle Street, Pittsburgh, Pennsylvania 15217.

o+JOHN J. SCIULLO.  Trustee of the Trust; Dean Emeritus and Professor of
     Law, Duquesne University Law School; Director, Urban Redevelopment Authority of Pittsburgh. Age: 63 years old. Address: 321 Gross Street, Pittsburgh, Pennsylvania 15224.

o+ROSLYN M. WATSON.  Trustee of the Trust; Principal, Watson Ventures, Inc.;
     Director, American Express Centurion Bank; Director, Harvard Community Health Plan, Inc.; Director, Massachusetts Electric Company; Director, The Hymans Foundations, Inc., prior to February, 1993; Real Estate Development Project Manager and Vice President, The Gunwyn Company.
     Age: 45 years old. Address: 25 Braddock Park, Boston, Massachusetts 02116-5816.

#MARIE E. CONNOLLY.  President and Treasurer of the Trust, The Dreyfus/Laurel
     Funds Trust and The Dreyfus/Laurel Funds, Inc. (since September 1994); Vice President of the Trust, The Dreyfus/Laurel Funds Trust and The Dreyfus/Laurel Funds, Inc. (March 1994 to September 1994); President, Funds Distributor, Inc. (since 1992); Treasurer, Funds Distributor, Inc. (July 1993 to April 1994); COO, Funds Distributor, Inc. (since April
     1994); Director, Funds Distributor, Inc. (since July 1992); President, COO and Director, Premier Mutual Fund Services, Inc. (since April 1994); Senior Vice President and Director of Financial Administration, The Boston Company Advisors, Inc. (December 1988 to May 1993). Age: 37 years old.
     Address: One Exchange Place, Boston, Massachusetts 02109.


#FREDERICK C. DEY.  Vice President of the Trust, The Dreyfus/Laurel Funds
     Trust and The Dreyfus/Laurel Funds, Inc. (since September 1994); Senior Vice President, Premier Mutual Fund Services, Inc. (since August 1994); Vice President, Funds Distributor, Inc. (since August 1994); Fundraising Manager, Swim Across America (October 1993 to August 1994); General Manager, Spring Industries (August 1988 to October 1993). Age: 33 years old. Address: One Exchange Place, Boston, Massachusetts 02109.


#ERIC B. FISCHMAN.  Vice President of the Trust, The Dreyfus/Laurel Funds
     Trust and The Dreyfus/Laurel Funds, Inc. (since September 1994); Vice President and Associate General Counsel, Premier Mutual Fund Services, Inc. (Since August 1994); Vice President and Associate General Counsel, Funds Distributor, Inc. (since August 1994); Staff Attorney, Federal Reserve Board (September 1992 to June 1994); Summer Associate, Venture Economics (May 1991 to September 1991); Summer Associate, Suffolk County District Attorney (June 1990 to August 1990). Age: 31 years old. Address:
     200 Park Avenue, New York, New York 10166.


RICHARD W. HEALEY.  Vice President of the Trust, The Dreyfus/Laurel Funds
     Trust and The Dreyfus/Laurel Funds, Inc. (since March 1994); Senior Vice President, Funds Distributor, Inc. (since March 1993); Vice President, The Boston Company, Inc., (March 1993 to May 1993); Vice President of Marketing, Calvert Group (1989 to March 1993). Age: 41 years old.
     Address: One Exchange Place, Boston, Massachusetts 02109.


#JOHN E. PELLETIER.  Vice President and Secretary of the Trust, The
     Dreyfus/Laurel Funds Trust and The Dreyfus/Laurel Funds, Inc. (since September 1994); Senior Vice President, General Counsel and Secretary, Funds Distributor, Inc. (since April 1994); Senior Vice President, General Counsel and Secretary, Premier Mutual Fund Services, Inc.
     (since August 1994); Counsel, The Boston Company Advisors, Inc.
     (February 1992 to March 1994); Associate, Ropes & Gray (August 1990 to February 1992). Age: 31 years old. Address: One Exchange Place, Boston, Massachusetts 02109.

_____________________________________
*   "Interested person" of the Trust, as defined in the Act.
o   Member of the Audit Committee.
+   Member of the Nominating Committee.
# Officer also serves as an officer for other investment companies advised by The Dreyfus Corporation.

      No officer or employee of Premier (or of any parent, subsidiary, or affiliate thereof) receives any compensation from the Trust for serving as an officer or Trustee of the Trust. No officer or employee of Dreyfus (or of any parent, subsidiary, or affiliate thereof) serves as an officer or Trustee of the Trust. The Dreyfus/Laurel Funds pay each Director/Trustee who is not an "interested person" as defined in the Act, $27,000 per annum (and an additional $75,000 for the Chairman of the Board of Directors/Trustees of The Dreyfus/Laurel Funds), $1,000 per joint Dreyfus/Laurel Funds Board meeting attended and $750 per joint Dreyfus/Laurel Funds Audit Committee meeting attended, and reimburse each Director/Trustee for travel and out-of-pocket expenses.

      The officers and Trustees of the Trust as a group owned beneficially less than 1% of the total shares of the Fund outstanding as of ______________, 1995.

      For the fiscal year ended June 30, 1995, the aggregate amount of fees and expenses received by each Trustee from the Trust and all other funds in the Dreyfus Family of Funds for which such person is a Board member were as follows:

                                                                                         Total
                                             Pension or                              Compensation from
                        Aggregate         Retirement Benefits     Estimated Annual    Fund and Fund
  Name of Board     Compensation from      Accrued as Part of      Benefits Upon     Complex Paid to
    Member               Fund#              Fund's Expenses         Retirement        Board Member
------------------  -------------------   --------------------    -----------------  ------------------
Ruth Marie Adams          $ 2,093                 none                 none              $ 34,750

Francis P. Brennan@        17,716                 none                 none               110,750

Joseph S. DiMartino***      2,156*                none                 none               445,000**

James M. Fitzgibbons        1,968                 none                 none                32,750

J. Tomlinson Fort***        2,156                 none                 none                35,750

Arthur L. Goeschel          2,093                 none                 none                34,750

Kenneth A. Himmel           1,934                 none                 none                32,000

Arch S. Jeffery***          2,156                 none                 none                35,750

Stephen J. Lockwood         1,934                 none                 none                32,000

Robert D. McBride           2,156                 none                 none                35,750

John L. Propst              2,156                 none                 none                35,750

John J. Sciullo             2,093                 none                 none                34,750

Roslyn M. Watson            2,156                 none                 none                35,750

_____________________________
# Amount does not include reimbursed expenses for attending Board meetings, which amounted to $6,559.21 for the Dreyfus/Laurel Funds.
*      Estimated amount for fiscal year ending June 30, 1996.
**     Estimated amount for year ending December 31, 1995.
***    Interested Trustee - not paid by the Fund, paid by Dreyfus.
@ Francis Brennan is also paid $75,000 by Dreyfus to be the Chairman of the Board. This amount in included in the total compensation figure for Mr. Brennan.


Management Arrangements

      Dreyfus serves as the investment manager for the Fund pursuant to an Investment Management Agreement (the "Management Agreement") with the Trust dated February 22, 1996. Dreyfus is a wholly-owned subsidiary of Mellon Bank. Pursuant to the Management Agreement, Dreyfus provides, or arranges for one or more third parties to provide, investment advisory, administrative, custody, fund accounting and transfer agency services to the Fund. As investment manager, Dreyfus manages the Fund by making investment decisions based on the Fund's investment objective, policies and restrictions.


      Prior to February 22, 1996, Dreyfus served as investment manager to the Fund pursuant to the prior investment management agreement (the "Prior Management Agreement") with the Trust dated April 4, 1994 and transferred from Mellon Bank to Dreyfus on October 17, 1994.


      Prior to May 21, 1993, The Boston Company Advisors, Inc. ("TBC Advisors") served as investment adviser to the Fund pursuant to a written agreement, which was last approved by the Trustees, including a majority of the Trustees who are not "interested persons" of the Trust, on July 22, 1992. From May 21, 1993 through April 3, 1994, Boston Advisors served as investment adviser to the Fund pursuant to a written agreement ("TBC Advisors Agreement"), which was last approved by the Trustees, including a majority of the Trustees who are not "interested persons" of the Trust, on July 21, 1993 and approved by the shareholders of the Fund on December 31, 1992. The TBC Advisors Agreement became effective on May 21, 1993, upon the consummation of the sale of Boston Group Holdings, Inc., the parent company of The Boston Company, Inc. ("TBC"), to Mellon Bank Corporation. Mellon Bank later served as investment manager to the Fund pursuant to the Prior Management Agreement, which was last approved by the Trustees, including a majority of the Trustees who are not "interested persons" of the Trust or Mellon Bank, on November 22, 1993, (subject to shareholder approval) and approved by the shareholders of the Fund on March 29, 1994. The Prior Management Agreement became effective on April 4, 1994. TBC Advisors is a wholly-owned subsidiary of TBC, a financial services holding company. TBC is in turn a wholly-owned subsidiary of Mellon Bank Corporation. As stated above, Dreyfus, a wholly-owned subsidiary of Mellon Bank, is the current Investment Manager pursuant to the Management Agreement, which was last approved by the Trustees on July 26, 1995.


      The current Management Agreement with Dreyfus provides for a "unitary fee." Under the unitary fee structure, Dreyfus pays all expenses of the Fund except: (i) brokerage commissions, (ii) taxes, interest and extraordinary expenses (which are expected to be minimal), and (iii) Rule 12b-1 fees, as applicable. Under the unitary fee, Dreyfus provides, or arranges for one or more third parties to provide, investment advisory, administrative, custody, fund accounting and transfer agency services to the Fund. For the provision of such services directly, or through one or more third parties, Dreyfus receives as full compensation for all services and facilities provided by it, a fee computed daily and paid monthly at the annual rate of .45 of 1% of the Fund's average daily net assets, less the accrued fees and expenses (including counsel fees) of the non-interested Trustees of the Trust. The Management Agreement provides that certain redemption, exchange and account closeout charges are payable directly by the Fund's shareholders to the Fund's Transfer Agent and the fee payable by the Fund to Dreyfus is not reduced by the amount of charges payable to the Transfer Agent. Under the prior agreement with TBC Advisors, the payments to the investment manager covered merely the provision of investment advisory services (and payment for sub-advisory services) and certain specified administrative services. Under this previous arrangement, the Fund also paid for additional non-investment advisory expenses, such as custody and transfer agency services, that were not paid by the investment adviser.


      The Management Agreement will remain in effect through February 21, 1998 and will continue from thereafter year to year provided that a majority of the Trustees who are not interested persons of the Fund and either a majority of all Trustees or a majority of the shareholders of the Fund approve its continuance. The Fund may terminate the Management Agreement, without prior notice to Dreyfus, upon the vote of a majority of the Board of Trustees or upon the vote of a majority of the outstanding voting securities of the Fund on 60 days written notice to Dreyfus. Dreyfus may terminate the Management Agreement upon written notice to the Fund. The Management Agreement will terminate immediately and automatically upon its assignment.


      The following persons are officers and/or directors of
Dreyfus: Howard Stein, Chairman of the Board and Chief Executive Officer; W. Keith Smith, Vice Chairman of the Board; Christopher
M. Condron, President, Chief Operating Officer and a director; Stephen E. Canter, Vice Chairman, Chief Investment Officer and a Director; Lawrence S. Kash, Vice Chairman-Distribution and a director; Philip L. Toia, Vice Chairman-Operations and Administration and a director; Barbara E. Casey, Vice President-Dreyfus Retirement Services; Diane M. Coffey, Vice President-Corporate Communications; Elie M. Genadry, Vice President-Institutional Sales; William F. Glavin, Jr., Vice President-Corporate Development; Henry D. Gottmann, Vice President-Retail Sales and Service; Mark N. Jacobs, Vice President-Legal and Secretary; Daniel C. Maclean, Vice President and General Counsel; Jeffrey N. Nachman, Vice President-Mutual Fund Accounting; Andrew
S. Wasser, Vice President-Information Services; Katherine C. Wickham, Vice President-Human Resources; Maurice Bendrihem, Controller; Elvira Oslapas, Assistant Secretary; and Mandell L. Berman, Frank V. Cahouet, Alvin E. Friedman, Lawrence M. Greene, Julian M. Smerling and David B. Truman, directors.


      As compensation for Dreyfus' services, the Fund pays a fee, based on its total average daily net assets, that is computed daily and paid monthly at the annual rate of .45 of 1%. Dreyfus has agreed to limit its fee, or to reimburse the Fund for expenses, to ensure that the Fund's operating expenses do not exceed .35 of 1% for the period from February 22, 1996 through February 21, 1997. Dreyfus may waive all or a portion of its fees payable by the Fund from time to time.


      The following table shows the fees paid by the Fund to TBC Advisors or Mellon (as the prior investment advisors) and to Dreyfus (the current investment manager), including any fee waivers or expense reimbursements by TBC Advisors, Mellon Bank or Dreyfus, pursuant to the Fund's prior investment advisory agreements, during the Fund's 1993, 1994 and 1995 fiscal years:


     1995 *              1994 * (1)                 1993 **

     Fees        Fees       Fees       Fees         Fees       Fees
     Paid (2)    Paid (3)   Paid (4)   Waived (5)   Paid       Waived (5)
     --------    --------   --------   ----------   ----       ----------

     $397,565    $88,706    $451,899   $95,174 (6)  $714,501   $ 29,313 (7)


_______________________________
*      For the fiscal year ended June 30.
(1) Effective April 4, 1994, Mellon Bank served as the Fund's investment manager.
(2) For the fiscal year ended June 30, 1995, there were no fee waivers or expense reimbursements.
(3) Fees paid to Mellon Bank for investment management services for the period from April 4, 1994 to the fiscal year ended June 30, 1994.
(4) Fees paid to TBC Advisors for investment advisory services for the period from July 1, 1993 to April 3, 1993.
(5) TBC Advisors waived all or a portion of its fees and/or reimbursed expenses of the Fund from time to time in order to increase the Fund's net income available for distribution to shareholders.
(6)    Includes $41,577 reimbursement by TBC Advisors.
(7)    Amount represents a reimbursement of expenses only.


      Dreyfus has agreed that if in any fiscal year the aggregate expenses of the Fund (including fees pursuant to the Management Agreement, but excluding interest, brokerage expenses, taxes and extraordinary items) exceed the expense limitation of any state, it will reduce its management fees by the amount of such excess expense. Such a fee reduction, if any, will be reconciled on a monthly basis. The most restrictive state expense limitation applicable to the Fund requires a reduction of fees in any year that such expenses exceed 2.5% of the first $30 million of average net assets, 2.0% of the next $70 million of average net assets and 1.5% of the remaining average net assets. A number of factors, including the size of the Fund, will determine which of these restrictions will be applicable to the Fund at any given time. No reimbursement pursuant to state expense limitations was required for the Fund for the fiscal year ended June 30, 1995.


      In addition, under a distribution plan adopted by the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "Act"), which was terminated effective February 22, 1996, the Fund paid Dreyfus Service Corporation, a subsidiary of Dreyfus, for shareholder servicing, and the Distributor for shareholder servicing and expenses presently intended to result in the sale of Investor shares, at the annual rate of .25% attributable to its Investor shares. For the year ended June 30, 1995, the Fund paid $222,784 in distribution fees attributable to its Investor shares.


                                PURCHASE OF FUND SHARES

      The Distributor. The Distributor serves as the Fund's distributor pursuant to an agreement which is renewable annually. The Distributor also acts as distributor for the other funds in the Dreyfus Family of Funds and for certain other investment companies.


      Dreyfus TeleTransfer Privilege. Dreyfus TeleTransfer purchase orders may be made at any time. Purchase orders received by 4:00 P.M., New York time, on any business day that Dreyfus Transfer, Inc., the Fund's transfer and dividend disbursing agent (the "Transfer Agent"), and the New York Stock Exchange ("NYSE") are open for business will be credited to the shareholder's Fund account on the next bank business day following such purchase order. Purchase orders made after 4:00 P.M., New York time, on any business day the Transfer Agent and the NYSE are open for business, or orders made on Saturday, Sunday or any Fund holiday (e.g. when the NYSE is not open for business), will be credited to the shareholders's Fund account on the second bank business day following such purchase order.


      Reopening an Account. An investor may reopen an account with a minimum investment of $100 without filing a new Account Application during the calendar year the account is closed or during the following calendar year, provided the information on the old Account Application is still applicable.


Federal Law Affecting Mellon Bank

      The Glass-Steagall Act of 1933 prohibits national banks from engaging in the business of underwriting, selling or distributing securities and prohibits a member bank of the Federal Reserve System from having certain affiliations with an entity engaged principally in that business. The activities of Mellon Bank in informing its customers of, and performing, investment and redemption services in connection with the Fund, and in providing services to the Fund as custodian, as well as investment advisory activities of Dreyfus, may raise issues under these provisions. Mellon Bank has been advised by counsel that its activities contemplated under this arrangement are consistent with its statutory and regulatory obligations.


      Changes in either federal or state statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of such future statutes and regulations could prevent Mellon Bank or Dreyfus from continuing to perform all or a part of the above services for its customers and/or the Fund. If Mellon Bank or Dreyfus were prohibited from serving the Fund in any of its present capacities the Trustees would seek an alternative provider(s) of such services.


                                  INVESTMENT POLICIES

      The Prospectus discusses the Fund's investment objective and the policies it employs to achieve that objective. The following discussion supplements the description of the Fund's investment policies in the Prospectus.

Description of Municipal Obligations

      For purposes of this Statement of Additional Information, the term "Municipal Obligations" and "Massachusetts
Municipal Obligations" shall mean debt obligations issued by the State of Massachusetts, its political subdivisions, municipalities and public authorities and municipal obligations issued by other government entities if, in the opinion of counsel to the respective issuers, the interest from such obligations is exempt from Federal and Massachusetts personal income taxes. "Municipal Obligations" and "Massachusetts Municipal Obligations" include the following:

Municipal Bonds

      Municipal Bonds, which generally have a maturity of more than one year when issued, have two principal classifications:
General Obligation Bonds and Revenue Bonds. A Private Activity Bond is a particular kind of Revenue Bond. The classification of General Obligation Bonds, Revenue Bonds and Private Activity Bonds are discussed below.

      1. General Obligation Bonds. The proceeds of these obligations are used to finance a wide range of public projects, including construction or improvement of schools, highways and roads, and water and sewer systems. General Obligation Bonds are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest.

      2. Revenue Bonds. Revenue Bonds are issued to finance a wide variety of capital projects including: electric, gas, water and sewer systems; highways, bridges and tunnels; port and airport facilities; colleges and universities; and hospitals. The principal security for a Revenue Bond is generally the net revenues derived from a particular facility, group of facilities or, in some cases, the proceeds of a special excise or other specific revenue source. Although the principal security behind these bonds may vary, many provide additional security in the form of a debt service reserve fund whose money may be used to make principal and interest payments on the issuer's obligations. Some authorities provide further security in the form of a state's ability (without obligation) to make up deficiencies in the debt service reserve fund.

      3. Private Activity Bonds. Private Activity Bonds, which are considered Municipal Bonds if the interest paid thereon is exempt from Federal income tax, are issued by or on behalf of public authorities to raise money to finance various privately operated facilities for business and manufacturing, housing, sports and pollution control. These bonds are also used to finance public facilities such as airports, mass transit systems, ports and parking. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment. As noted in the Prospectus and discussed below under "Taxes," interest income on these bonds may be an item of tax preference subject to the Federal alternative minimum tax for individuals and corporations.

Municipal Notes

      Municipal Notes generally are used to provide for short-term capital needs and generally have maturities of thirteen months or less. Municipal Notes include:

      1. Tax Anticipation Notes. Tax Anticipation Notes are issued to finance working capital needs of municipalities. Generally, they are issued in anticipation of various seasonal tax revenue, such as income, sales, use and business taxes, and are payable from these specific future taxes.

      2. Revenue Anticipation Notes. Revenue Anticipation Notes are issued in expectation of receipt of other kinds of revenue, such as Federal revenues available under the Federal Revenue
Sharing Programs.

      3. Bond Anticipation Notes. Bond Anticipation Notes are issued to provide interim financing until long-term financing can be arranged. In most cases, the long-term bonds then provide the money for the repayment of the Notes.

Municipal Commercial Paper

      Issues of Municipal Commercial Paper typically represent short-term, unsecured, negotiable promissory notes. These obligations are issued by agencies of state and local governments to finance seasonal working capital needs of municipalities or to provide interim construction financing and are paid from general revenues of municipalities or are refinanced with long-term debt. In most cases, Municipal Commercial Paper is backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or other institutions.

Municipal Lease Obligations

      Municipal leases may take the form of a lease or a certificate of participation in a purchase contract issued by state and local government authorities to obtain funds to acquire a wide variety of equipment and facilities such as fire and sanitation vehicles, computer equipment and other capital assets. A lease obligation does not constitute a general obligation of the municipality for which the municipality's taxing power is pledged, although the lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make payments due under the lease obligation. Municipal leases have special risks not normally associated with Municipal Bonds. These obligations frequently contain "non-appropriation" clauses that provide that the governmental issuer of the obligation has no obligation to make future payments under the lease or contract unless money is appropriated for such purposes by the legislative body on a yearly or other periodic basis. In addition to the non-appropriation risk, municipal leases represent a type of financing that has not yet developed the depth of marketability associated with Municipal Bonds; moreover, although the obligations will be secured by the leased equipment, the disposition of the equipment in the event of foreclosure might prove difficult. For purposes of the 10% limitation on the purchase of illiquid securities, the Fund will not consider the municipal lease obligations or certificates of participation in municipal lease obligations in which it invests as liquid, unless Dreyfus shall determine, based upon such factors as the frequency of trades and quotes for the obligation, the number of dealers willing to purchase or sell the security and the number of other potential buyers, the willingness of dealers to undertake to make a market in the security and the nature of marketplace trades, that a security shall be treated as liquid for purposes of such limitation.

      Obligations of issuers of Municipal Obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. In addition, the obligations of such issuers may become subject to laws enacted in the future by Congress, state legislators, or referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations or upon municipalities to levy taxes. There is also the possibility that, as a result of litigation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its Municipal Obligations may be materially affected.

      Unlike the purchase or sale of a Municipal Bond, no consideration is paid or received by the Fund upon the purchase or sale of a futures contract. Initially, the Fund will be required to deposit with the broker an amount of cash or cash equivalents equal to approximately 10% of the contract amount (this amount is subject to change by the board of trade on which the contract is traded and members of such board of trade may charge a higher amount). This amount is known as initial margin and is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming that all contractual obligations have been satisfied. Subsequent payments, known as variation margin, to and from the broker, will be made on a daily basis as the price of the index fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as marking-to-market. At any time prior to the expiration of the contract, the Fund may elect to close the position by taking an opposite position, which will operate to terminate the Fund's existing position in the futures contract.

      There are several risks in connection with the use of a municipal bond index futures contract as a hedging device. Successful use of municipal bond index futures contracts by the Fund is subject to the ability of Dreyfus to predict correctly movements in the direction of interest rates. Such predictions involve skills and techniques which may be different from those involved in the management of a long-term municipal bond portfolio. In addition, there can be no assurance that there will be a correlation between movements in the price of the municipal bond index and movements in the price of the Municipal Bonds which are the subject of the hedge. The degree of imperfection of correlation depends upon various circumstances, such as variations in speculative market demand for futures contracts and municipal securities, technical influences on futures trading, and differences between the municipal securities being hedged and the municipal securities underlying the municipal bond index futures contracts, in such respects as interest rate levels, maturities and creditworthiness of issuers. A decision of whether, when and how to hedge involves the exercise of skill and judgment and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected trends in interest rates.

      Although the Fund intends to purchase or sell municipal bond index futures contracts only if there is an active market for such contracts, there is no assurance that a liquid market will exist for the contracts at any particular time. Most domestic futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and, therefore, does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses. In such event, it will not be possible to close a futures position and, in the event of adverse price movements, the Fund would be required to make daily cash payments of variation margin. In such circumstances, an increase in the value of the portion of the portfolio being hedged, if any, may partially or completely offset losses on the futures contract.
As described above, however, there is no guarantee that the price of Municipal Bonds will, in fact, correlate with the price movements in the municipal bond index futures contract and thus provide an offset to losses on a futures contract.

      If the Fund has hedged against the possibility of an increase in interest rates adversely affecting the value of the Municipal Bonds held in its portfolio and rates decrease instead, the Fund will lose part or all of the benefit of the increased value of the Municipal Bonds it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements.
Such sales of securities may, but will not necessarily, be at increased prices which reflect the decline in interest rates.
The Fund may have to sell securities at a time when it may be disadvantageous to do so.

      When the Fund purchases municipal bond index futures contracts, an amount of cash and U.S. government securities or other high grade debt securities equal to the market value of the futures contracts will be deposited in a segregated account with the Fund's custodian (and/or such other persons as appropriate) to collateralize the positions and thereby insure that the use of such futures contracts is not leveraged. In addition, the ability of the Fund to trade in municipal bond index futures contracts and options on interest rate futures contracts may be materially limited by the requirements of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to a regulated investment company. See "Taxes" below.

Tender Option Bonds

      The Fund may invest up to 10% of the value of its assets in tender option bonds. A tender option bond is a Municipal Obligation (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term tax-exempt rates, that has been coupled with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which such institution grants the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the Municipal Obligation's fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate. Dreyfus, on behalf of the Fund, will consider on an ongoing basis the creditworthiness of the issuer of the underlying Municipal Obligation, of any custodian and the third-party provider of the tender option. In certain instances and for certain tender option bonds, the option may be terminable in the event of a default in payment of principal or interest on the underlying Municipal Obligations and for other reasons. The Fund will not invest more than 10% of the value of its net assets in illiquid securities, which would include tender option bonds for which the required notice to exercise the tender feature is more than seven days if there is no secondary market available for these obligations.

Use of Ratings as Investment Criteria

      The ratings of nationally recognized statistical rating organizations ("NRSROs") such as Standard & Poor's ("S&P") and Moody's Investors Service, Inc. ("Moody's") represent the opinions of these agencies as to the quality of Municipal Obligations which they rate. It should be emphasized, however, that such ratings are relative and subjective and are not absolute standards of quality. These ratings will be used by the Fund as initial criteria for the selection of portfolio securities, but the Fund will also rely upon the independent advice of Dreyfus to evaluate potential investments. Among the factors which will be considered are the long-term ability of the issuer to pay principal and interest and general economic trends. Further information concerning the ratings of the NRSROs and their significance is contained in the Appendix B to this Statement of Additional Information.

      After being purchased by the Fund, the rating of a Municipal Obligation may be reduced below the minimum rating required for purchase by the Fund or the issuer of the Municipal Obligation may default on its obligations with respect to the Municipal Obligation. In that event, the Fund will dispose of the Municipal Obligation as soon as practicable, consistent with achieving an orderly disposition of the Municipal Obligation, unless the Trust's Board of Trustees determines that disposal of the Municipal Obligation would not be in the best interest of the Fund. In addition, it is possible that a Municipal Obligation may cease to be rated or an NRSRO might not timely change its rating of a particular Municipal Obligation to reflect subsequent events. Although neither event will require the sale of such Municipal Obligation by the Fund, Dreyfus will consider such event in determining whether the Fund should continue to hold the Municipal Obligation. In addition, if an NRSRO changes its rating system, the Fund will attempt to use comparable ratings as standards for its investments in accordance with its investment objectives and policies.

Floating Rate and Variable Rate Obligations

      The Fund may purchase floating rate and variable rate obligations, including participation interests therein. Floating rate or variable rate obligations provide that the rate of interest is set as a specific percentage of a designated base rate (such as the prime rate at a major commercial bank) and that the Fund can demand payment of the obligation at par plus accrued interest. Variable rate obligations provide for a specified periodic adjustment in the interest rate, while floating rate obligations have an interest rate which changes whenever there is a change in the external interest rate. Frequently such obligations are secured by letters of credit or other credit support arrangements provided by banks. The quality of the underlying creditor or of the bank, as the case may be, must, as determined by Dreyfus under the supervision of the Trustees, be equivalent to the quality standard prescribed for the Fund. The Fund is currently permitted to purchase floating rate and variable rate obligations with demand features in accordance with requirements established by the SEC, which, among other things, permit such instruments to be deemed to have remaining maturities of thirteen months or less, notwithstanding that they may otherwise have a stated maturity in excess of thirteen months.


      The Fund may invest in participation interests purchased from banks in floating rate or variable rate tax-exempt Municipal Obligations owned by banks. A participation interest gives the purchaser an undivided interest in the Municipal Obligation in the proportion that the Fund's participation interest bears to the total principal amount of the Municipal Obligation, and provides a demand feature. Each participation is backed by an irrevocable letter of credit or guarantee of a bank (which may be the bank issuing the participation interest, a bank issuing a confirming letter of credit to that of the issuing bank, or a bank serving as agent of the issuing bank with respect to the possible repurchase of the participation interest) that Dreyfus, under the supervision of the Trustees, has determined meets the prescribed quality standards for the Fund. The Fund has the right to sell the instrument back to the issuing bank or draw on the letter of credit on demand for all or any part of the Fund's participation interest in the Municipal Obligation, plus accrued interest. The Fund is currently permitted to invest in participation interests when the demand provision complies with conditions established by the SEC. Banks will retain a service and letter of credit fee and a fee for issuing repurchase commitments in an amount equal to the excess of the interest paid on the Municipal Obligations over the negotiated yield at which the instruments were purchased by the Fund.

When-Issued Securities

      The Fund may purchase Municipal Obligations on a when-issued basis (i.e., for delivery beyond the normal settlement date at the stated price and yield). The payment obligation and the interest rate that will be received on the Municipal Obligations purchased on a when-issued basis are each fixed at the time the buyer enters into the commitment. Although the Fund will purchase Municipal Obligations on a when-issued basis only with the intention of actually acquiring the securities, the Fund may sell these securities before the settlement date if it is deemed advisable as a matter of investment strategy.


      Municipal Obligations purchased on a when-issued basis and the securities held in the Fund's portfolio are subject to changes in market value based upon the public's perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates (which will generally result in similar changes in value, i.e., both experiencing appreciation when interest rates decline and depreciation when interest rates rise). Therefore, to the extent the Fund remains substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be a greater possibility of fluctuation in the Fund's net asset value. Purchasing Municipal Obligations on a when-issued basis can involve a risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction.


      The Fund will establish with the Fund's custodian a segregated account consisting of cash or liquid debt securities in an amount at least equal to the amount of its when-issued commitments. When the time comes to pay for when-issued securities, the Fund will meet its obligations from then-available cash flow, sale of securities held in the separate account, sale of other securities or, although it would not normally expect to do so, from the sale of the when-issued securities themselves (which may have a value greater or lesser than the Fund's payment obligations). Sale of securities to meet such obligations carries with it a greater potential for the realization of capital gains, which are not exempt from Federal income tax.

Purchase of Securities with Stand-by Commitments

      Pursuant to an exemptive order issued by the SEC under the Act, the Fund may acquire standby commitments with respect to Municipal Obligations held in its portfolio. Under a stand-by commitment, a broker-dealer, dealer or bank would agree to purchase, at the Fund's option, a specified Municipal Obligation at a specified price. Stand-by commitments acquired by the Fund may also be referred to as "put options." The amount payable to the Fund upon its exercise of a stand-by commitment normally would be (a) the acquisition cost of the Municipal Obligation, less any amortized market premium or plus any amortized market or original issue discount during the period the Fund owned the security, plus (b) all interest accrued on the security since the last interest payment date during the period. Absent unusual circumstances, in determining net asset value the Fund would value the underlying Municipal Obligation at amortized cost. Accordingly, the amount payable by the broker-dealer, dealer or bank upon exercise of a stand-by commitment will normally be substantially the same as the portfolio value of the underlying Municipal Obligation.


      The Fund's right to exercise a stand-by commitment is unconditional and unqualified. Although the Fund could not transfer a stand-by commitment, the Fund could sell the underlying Municipal Obligation to a third party at any time. It is expected that stand-by commitments generally will be available to the Fund without the payment of any direct or indirect consideration. The Fund may, however, pay for stand-by commitments either separately in cash or by paying a higher price for portfolio securities which are acquired subject to the commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held in the Fund's portfolio will not exceed .5 of 1% of the value of the Fund's total assets calculated immediately after such stand-by commitment was acquired.


      The Fund intends to enter into stand-by commitments only with broker-dealers, dealers or banks that Dreyfus believes present minimum credit risks. The Fund's ability to exercise a stand-by commitment will depend on the ability of the issuing institution to pay for the underlying securities at the time the commitment is exercised. The credit of each institution issuing a stand-by commitment to the Fund will be evaluated on an ongoing basis by Dreyfus in accordance with procedures established by the Trustees.


      The Fund intends to acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise their rights thereunder for trading purposes. The acquisition of a stand-by commitment would not affect the valuation or maturity of the underlying Municipal Obligation, which will continue to be valued in accordance with the amortized cost method. Each stand-by commitment will be valued at zero in determining net asset value. Should the Fund pay directly or indirectly for a stand-by commitment, its costs will be reflected as an unrealized loss for the period during which the commitment is held by the Fund and will be reflected in realized gain or loss when the commitment is exercised or expires. Stand-by commitments will not affect the dollar-weighted average maturity of the Fund's portfolio. The Fund understands that the Internal Revenue Service has issued a revenue ruling to the effect that a registered investment company will be treated for Federal income tax purposes as the owner of Municipal Obligations acquired subject to stand-by commitments and the interest on the Municipal Obligations will be tax-exempt to the Fund.

Taxable Investments

      The Fund anticipates being as fully invested as practicable in Municipal Obligations. Because the Fund's purpose is to provide income exempt from Federal and state personal income tax, the Fund will invest in taxable obligations only if and when the Trustees believe it would be in the best interests of its shareholders to do so. Situations in which the Fund may invest up to 20% of its total assets in taxable securities include: (a) pending investment of proceeds of sales of shares of the Fund or of portfolio securities, (b) pending settlement of purchases of portfolio securities, and (c) when the Fund is attempting to maintain liquidity for the purpose of meeting anticipated redemptions. The Fund may temporarily invest more than 20% of its total assets in taxable securities to maintain a "defensive" posture when, in the opinion of Dreyfus, it is advisable to do so because of adverse market conditions affecting the market for Municipal Obligations. The Fund may invest in only the following kinds of taxable securities maturing in one year or less from the date of purchase: (1) obligations of the United States Government, its agencies or instrumentalities; (2) commercial paper rated at the time of purchase at least Prime-1 by Moody's or A-1+ or A-1 by S&P; (3) certificates of deposit of domestic banks with total assets of $1 billion or more; and (4) repurchase agreements (instruments under which the seller of a security agrees to repurchase the security at a specific time and price) with respect to any securities that the Fund is permitted to hold.

Repurchase Agreements

      The Fund may enter into repurchase agreements with member banks of the Federal Reserve System or certain non-bank dealers. Under each repurchase agreement the selling institution will be required to maintain the value of the securities subject to the agreement at not less than their repurchase price. If a particular bank or non-bank dealer defaults on its obligation to repurchase the underlying debt instrument as required by the terms of a repurchase agreement, the Fund will incur a loss to the extent that the proceeds it realizes on the sale of the collateral are less than the repurchase price of the instrument. In addition, should the defaulting bank or non-bank dealer file for bankruptcy, the Fund could incur certain costs in establishing that it is entitled to dispose of the collateral and its realization on the collateral may be delayed or limited. Investments in repurchase agreements are subject to the policy prohibiting investment of more than 10% of the Fund's assets in restricted securities, securities without readily available market quotations and repurchase agreements maturing in more than seven days.


      As noted in the Prospectus, the Fund may, on occasion, invest in securities issued by other investment companies. These securities will be of investment companies that determine their net asset value per share based on the amortized cost or penny-rounding method. Such securities will be acquired by the Fund within the limits prescribed by the Act, which include, subject to certain exceptions, a prohibition against the Fund's investing more than 10% of the value of its total assets in such securities.

Special Factors Affecting the Fund

      Massachusetts' economic difficulties and fiscal problems in the late 1980s and early 1990s caused several rating agencies to lower their ratings of Massachusetts Municipal Obligations. Although Massachusetts' economic and fiscal difficulties appear to have abated, a return of persistent serious financial difficulties could adversely affect the market values and marketability of, or result in default in payment on, outstanding Massachusetts Municipal Obligations. The information summarized below describes some of the more significant factors that could affect the Fund or the ability of the obligors to pay debt service on Massachusetts Municipal Obligations. The sources of such information are the official statements of issuers located in the Commonwealth of Massachusetts, as well as other publicly available documents, and statements of public officials. The Trust has not independently verified any of the information contained in such statements and documents, but the Trust is not aware of facts which would render such information inaccurate.

Risk Factors

      Investing in Massachusetts Municipal Obligations. Investors should consider carefully the special risks inherent in the Fund's investment in Massachusetts Municipal Obligations. Massachusetts' economic and fiscal difficulties of recent years appear to have abated. While the Commonwealth's expenditures for state programs and services in each of the fiscal years 1987 through 1991 exceeded each year's current revenues, Massachusetts ended each of the fiscal years 1991 through 1994 and expects to end fiscal 1995 with a positive fiscal balance in its general operating funds. Investors should review Appendix A which more fully sets forth these and other risk factors.

Investment Restrictions

      The following are fundamental investment restrictions of the Fund. The Fund may not:


      1. Purchase any securities which would cause more than 25% of the value of the Fund's total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal activities in the same industry. (For purposes of this limitation, U.S. Government securities and state or municipal governments and their political subdivisions are not considered members of any industry. In addition, this limitation does not apply to investments of domestic banks, including U.S. branches of foreign banks and foreign branches of U.S. banks.)


      2. Borrow money or issue senior securities as defined in the Act, except that (a) the Fund may borrow money in an amount not exceeding one-third of the Fund's total assets at the time of such borrowing, and (b) the Fund may issue multiple classes of shares. The purchase or sale of futures contracts and related options shall not be considered to involve the borrowing of money or issuance of senior securities.

      3. Make loans or lend securities, if as a result thereof more than one-third of the Fund's total assets would be subject to all such loans. For purposes of this restriction, debt instruments and repurchase agreements shall not be treated as loans.

      4. Underwrite securities issued by any other person, except to the extent that the purchase of securities and the later disposition of such securities in accordance with the Fund's investment program may be deemed an underwriting.

      5. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate, including mortgage loans, or securities of companies that engage in the real estate business or invest or deal in real estate or interests therein).


      6. Purchase or sell commodities, except that the Fund may enter into futures contracts and related options, forward currency contracts and other similar instruments.


      The Fund may, notwithstanding any other fundamental investment policy or restriction, invest all of its investable assets in securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies, and restrictions as the Fund.


      The following are non-fundamental investment restrictions of the Fund:

      1. The Fund will not purchase or retain the securities of any issuer if the officers, directors or Trustees of the Trust, its advisers, or managers owning beneficially more than one half of one percent of the securities of each issuer together own beneficially more than five percent of such securities.

      2. The Fund will not purchase securities of issuers (other than securities issued or guaranteed by domestic or foreign governments or political subdivisions thereof), including their predecessors, that have been in operation for less than three years, if by reason thereof the value of the Fund's investment in securities would exceed 5% of the Fund's total assets. For purposes of this limitation, sponsors, general partners, guarantors and originators of underlying assets may be treated as the issuer of a security.


      3. The Fund will not purchase puts, calls, straddles, spreads and any combination thereof if by reason thereof the value of its aggregate investment in such classes of securities will exceed 5% of its total assets, except that: (a) this restriction shall not apply to standby commitments, and (b) this restriction shall not apply to the Fund's transactions in futures contracts and related options.


      4. The Fund will not purchase warrants if at the time of such purchase: (a) more than 5% of the value of the Fund's assets would be invested in warrants, or (b) more than 2% of the value of the Fund's assets would be invested in warrants that are not listed on the NYSE or American Stock Exchange ("AMEX") (for purposes of this limitation, warrants acquired by the Fund in units or attached to securities will be deemed to have no value).


      5. The Fund will not invest more than 10% of the value of its net assets in illiquid securities, including repurchase agreements with remaining maturities in excess of seven days, and other securities which are not readily marketable. For purposes of this restriction, illiquid securities shall not include commercial paper issued pursuant to Section 4(2) of the Securities Act of 1933 and securities which may be resold under Rule 144A under the Securities Act of 1933, provided that the Board of Trustees, or its delegate, determines that such securities are liquid based upon the trading markets for the specific security.


      6. The Fund may not invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets and except to the extent otherwise permitted by the Act.


      7. The Fund will not purchase oil, gas or mineral leases (the Fund may, however, purchase and sell the securities of companies engaged in the exploration, development, production, refining, transporting and marketing of oil, gas or minerals).


      8. The Fund shall not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amounts to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.


      9. The Fund shall not purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.


      10. The Fund shall not purchase any security while borrowings representing more than 5% of the Fund's total assets are outstanding.

      If a percentage restriction is adhered to at the time of an investment, a later increase or decrease in such percentage resulting from a change in the values of assets will not constitute a violation of such restriction.

      Under the Act, a fundamental policy may not be changed without the vote of a majority of the outstanding voting securities of the Fund, as defined in the Act. "Majority" means the lesser of (1) 67% or more of the shares present at the Fund's meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (2) more than 50% of the outstanding shares of the Fund. Non-fundamental investments restrictions may be changed, without shareholder approval, by vote of a majority of the Trust's Board of Trustees at any time.


      In order to permit the sale of the Fund's shares in certain states, the Trust may make commitments more restrictive than the investment restrictions described above. Accordingly, pursuant to such commitments, the Fund has undertaken not to invest in oil, gas or other mineral leases. In addition, the Trust has undertaken not to invest in warrants (other than warrants acquired by the Fund as part of a unit or attached to securities at the time of purchase) if, as a result, the investments (valued at the lower of cost or market) would exceed 5% of the value of the Fund's net assets or if, as a result, more than 2% of the Fund's net assets would be invested in warrants not listed on AMEX or NYSE. Further, the Fund has given a representation that investments will not be made in real estate limited partnerships. Should the Trust determine that any such commitment is no longer in the best interests of the Trust and its shareholders, it will revoke the commitment by terminating sales of its shares in the state involved.

Portfolio Transactions

      Decisions to buy and sell securities for the Fund and effectuation of securities transactions are made by Dreyfus, subject to the overall supervision and review of the Trustees. The same personnel are also in charge of portfolio transactions for other clients of other subsidiaries and affiliates of Dreyfus.

      Purchases and sales of portfolio securities for the Fund will generally be transacted with the issuer or a primary market maker on a net basis, without the payment by the Fund of any brokerage commission for such purchases or sales. Purchases from dealers serving as primary market makers will reflect the spread between the bid and asked prices. In selecting dealers and in executing portfolio transactions, Dreyfus seeks, on behalf of the Fund, the best overall terms available. In doing so, Dreyfus considers all matters it deems relevant, including the breadth of the market in the security, the price of the security and the financial condition and executing capability of the dealer.

      Dealers may be selected who provide brokerage and/or research services to the Trust and/or other accounts over which Dreyfus or its affiliates exercise investment discretion. Such services may include advice concerning the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or the purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). The receipt of research from dealers may be useful to Dreyfus in rendering investment management services to the Trust and/or its other clients; and, conversely, such information provided by its brokers or dealers who have executed transaction orders on behalf of other clients of Dreyfus may be useful to Dreyfus in carrying out its obligation to the Trust.

      The Fund will not purchase Municipal Obligations during the existence of any underwriting or selling group relating thereto of which an affiliate is a member, except to the extent permitted by the SEC. Under certain circumstances, the Fund may be at a disadvantage because of this limitation in comparison with other investment companies which have a similar investment objective but are not subject to such limitations.

      Dreyfus will make investment decisions for the Fund independently from those made for its other clients, other funds and clients of other subsidiaries of Dreyfus. On occasion, however, the same investment decisions will be made for the Fund as for one or more of Dreyfus' clients at about the same time. In a case in which the Fund and one of these other clients are simultaneously engaged in the purchase or sale of the same security, the transactions will, to the extent feasible and practicable, be averaged as to price and allocated as to amount among the Fund and/or the other client or clients pursuant to a formula considered equitable. In some cases, this system could have a detrimental effect on the price or volume of the security to be purchased or sold on behalf of the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund.


      For the fiscal years ended June 30, 1995 and June 30, 1994, the Fund paid no stated brokerage commissions.


                               REDEMPTION OF FUND SHARES

      Check Redemption Privilege. An investor may indicate on the Account Application or by later written request that the Fund provide Redemption Checks ("Checks") drawn on the Fund's account. Checks will be sent only to the registered owner(s) of the account and only to the address of record. The Account Application or later written request must be manually signed by the registered owner(s). Checks may be made payable to the order of any person in an amount of $1,000 or more. When a Check is presented to the Transfer Agent for payment, the Transfer Agent, as the investor's agent, will cause the Fund to redeem a sufficient number of shares in the investor's account to cover the amount of the Check and the $2.00 charge. Dividends are earned until the Check clears. After clearance, a copy of the Check will be returned to the investor. Investors generally will be subject to the same rules and regulations that apply to checking accounts, although election of this Privilege creates only a shareholder-transfer agent relationship with the Transfer Agent.


      If the amount of the Check, plus any applicable charges, is greater than the value of the shares in an investor's account, the Check will be returned marked insufficient funds. Checks should not be used to close an account.


      Wire Redemption Privilege. By using this Privilege, the investor authorizes the Transfer Agent to act on wire or telephone redemption instructions from any person representing himself or herself to be the investor, or a representative of the investor's Agent, and reasonably believed by the Transfer Agent to be genuine. An investor will be charged a $5.00 fee for each wire redemption, which will be deducted from the investor's account and paid to the Transfer Agent. Ordinarily, the Fund will initiate payment for shares redeemed pursuant to this Privilege on the next business day after receipt if the Transfer Agent receives the redemption request in proper form. Redemption proceeds will be transferred by Federal Reserve wire only to the commercial bank account specified by the investor on the Account Application or Shareholder Services Form. Redemption proceeds, if wired, must be in the amount of $5,000 or more and will be wired to the investor's account at the bank of record designated in the investor's file at the Transfer Agent, if the investor's bank is a member of the Federal Reserve System, or to a correspondent bank if the investor's bank is not a member. Fees ordinarily are imposed by such bank and usually are borne by the investor. Immediate notification by the correspondent bank to the investor's bank is necessary to avoid a delay in crediting the funds to the investor's bank account.

      Investors with access to telegraphic equipment may wire redemption requests to the Transfer Agent by employing the following transmittal code which may be used for domestic or overseas transmissions:

                                                    Transfer Agent's
             Transmittal Code                       Answer Back Sign

                 144295                             144295 TSSG PREP

      Investors who do not have direct access to telegraphic equipment may have the wire transmitted by contacting a TRT Cables operator at 1-800-654-7171, toll free. Investors should advise the operator that the above transmittal code must be used and should also inform the operator of the Transfer Agent's answer back sign.

      Stock Certificates; Signatures. Any certificates representing Fund shares to be redeemed must be submitted with the redemption request. Written redemption requests must be signed by each shareholder, including each holder of a joint account, and each signature must be guaranteed. Signatures on endorsed certificates submitted for redemption also must be guaranteed. The Transfer Agent has adopted standards and procedures pursuant to which signature-guarantees in proper form generally will be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations as well as from participants in the NYSE Medallion Signature Program, the Securities Transfer Agents Medallion Program ("STAMP") and the Stock Exchanges Medallion Program. Guarantees must be signed by an authorized signatory of the guarantor and "Signature-Guaranteed" must appear with the signature. The Transfer Agent may request additional documentation from corporations, executors, administrators, trustees or guardians, and may accept other suitable verification arrangements from foreign investors, such as consular verification. For more information with respect to signature-guarantees, please call one of the telephone numbers listed on the cover.

      Dreyfus TeleTransfer Privilege. Investors should be aware that if they have selected the Dreyfus TeleTransfer Privilege, any request for a wire redemption will be effected as a Dreyfus TeleTransfer transaction through the ACH system unless more prompt transmittal specifically is requested. Redemption proceeds will be on deposit in the investor's account at an ACH member bank ordinarily two business days after receipt of the redemption request. An investor will be charged a $5.00 fee for each redemption effected pursuant to this Privilege, which will be deducted from the investor's account and paid to the Transfer Agent. See "Purchase of Fund Shares-- Dreyfus TeleTransfer Privilege."


      Redemption Commitment. The Fund has committed itself to pay in cash all redemption requests by any shareholder of record of the Fund, limited in amount during any 90-day period to the lesser of $250,000 or 1% of the value of the Fund's net assets at the beginning of such period. Such commitment is irrevocable without the prior approval of the SEC. In the case of requests for redemption in excess of such amount, the Trustees and executive officers of the Trust reserve the right to make payments in whole or in part in securities or other assets in case of an emergency or any time a cash distribution would impair the liquidity of the Fund to the detriment of the existing shareholders. In this event, the securities would be valued in the same manner as the Fund's portfolio is valued. If the recipient sold such securities, brokerage charges would be incurred.

      Suspension of Redemptions. The right to redeem Fund shares may be suspended or the date of payment postponed (a) for any period during which the NYSE is closed (other than for customary weekend or holiday closings); (b) when trading in the markets the Trust normally uses is restricted or when an emergency exists as determined by the SEC so that disposal of the Fund's investments or determination of its net asset value is not reasonably practicable, or (c) for such other periods as the SEC, by order, may permit for protection of the Fund's shareholders.


                                    FUND EXCHANGES

      Shares of other funds purchased by exchange will be purchased on the basis of relative net asset value per share as follows:

      A. Exchanges for shares of funds that are offered without a sales load will be made without a sales load.

      B. Shares of funds purchased without a sales load may be exchanged for shares of other funds sold with a sales load, and the applicable sales load will be deducted.

      C. Shares of funds purchased with a sales load may be exchanged without a sales load for shares of other funds sold without a sales load.

      D. Shares of funds purchased with a sales load, shares of funds acquired by a previous exchange from shares purchased with a sales load and additional shares acquired through reinvestment of dividends or other distributions of any such funds (collectively referred to herein as "Purchased Shares") may be exchanged for shares of other funds sold with a sales load (referred to herein as "Offered Shares"), provided that, if the sales load applicable to the Offered Shares exceeds the maximum sales load that could have been imposed in connection with the Purchased Shares (at the time the Purchased Shares were acquired), without giving effect to any reduced loads, the difference will be deducted.


      To accomplish an exchange under item D above, shareholders must notify the Transfer Agent of their prior ownership of fund shares and their account number.

      To request an exchange, an investor or the investor's Agent acting on the investor's behalf must give exchange instructions to the Transfer Agent in writing, by wire or by telephone. The ability to issue exchange instructions by telephone is given to all Fund shareholders automatically, unless the investor checks the applicable "No" box on the Account Application, indicating that the investor specifically refuses this Privilege. By using the Telephone Exchange, the investor authorizes the Transfer Agent to act on telephonic instructions from any person representing himself or herself to be the investor or a representative of the investor's Agent, and reasonably believed by the Transfer Agent to be genuine. Telephone exchanges may be subject to limitations as to the amount involved or the number of telephone exchanges permitted. Shares issued in certificate form are not eligible for telephone exchange. Investors will be charged a $5.00 fee for each exchange made out of the Fund, which will be deducted from the investor's account and paid to the Transfer Agent.


      This Privilege is available to shareholders resident in any state in which shares of the fund being acquired may legally be sold. Shares may be exchanged only between accounts having identical names and other identifying designations.


      Shareholder Services Forms and prospectuses of the other funds may be obtained by calling 1-800-645-6561. The Fund reserves the right to reject any exchange request in whole or in part. The Fund exchange service may be modified or terminated at any time upon notice to shareholders.

                                  VALUATION OF SHARES

      The Prospectus describes the time at which the net asset value of the Fund is determined for purposes of sales and redemptions. In addition, portfolio securities held by the Fund may be actively traded in securities markets which are open for trading on days when the Fund will not be determining its net asset value. Accordingly, there may be occasions when the Fund is not open for business but when the value of the Fund's portfolio securities will be affected by such trading activity. The holidays (as observed) on which the NYSE is closed currently are: New Years Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


      It is the Trust's policy to use its best efforts to maintain the Fund's net asset value per share ("NAV") at a constant per share price for the value of $1.00. The Fund's portfolio instruments are valued on the basis of amortized cost. This involves valuing an instrument at its cost initially and, thereafter, assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which the value, as determined by amortized cost, is higher or lower than the price the Trust would receive if it sold the instrument.


      The valuation of the Fund's portfolio instruments based upon their amortized cost and simultaneous maintenance of the Fund's per share NAV at $1.00 are permitted by a rule adopted by the SEC. Under this rule, the Fund must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of thirteen months or less, and invest only in securities determined by the Trustees to be eligible securities with minimal credit risks at the time of their acquisition by the Fund. In accordance with the rule, the Trustees have established procedures designed to stabilize, to the extent reasonably practicable, the Fund's NAV as computed for the purpose of sales and redemptions at $1.00. Such procedures include review of the Fund's portfolio holdings by the Trustees, at such intervals as they may deem appropriate, to determine whether the NAV of the Fund calculated by using available market quotations or market equivalents deviates from $1.00 per share based on amortized cost. The rule also provides that the extent of any deviation between the Fund's NAV based upon available market quotations or market equivalents and $1.00 per share NAV based on amortized cost must be examined by the Trustees. In the event the Trustees determine that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, pursuant to the rule they must cause the Fund to take such corrective action as the Trustees regard as necessary and appropriate, including: selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends or paying distributions from capital or capital gains; redeeming shares in kind; or establishing a NAV by using available market quotations.

                                   PERFORMANCE DATA

      From time to time, the Fund may quote its yield in advertisements, shareholder reports or other communications to shareholders. The Fund may compare its performance to that of other mutual funds, relevant indices or rankings prepared by independent services or other financial or industry publications that monitor mutual fund performance.


      Performance rankings as reported in Changing Times, Business Week, Institutional Investor, The Wall Street Journal, Mutual
Fund Forecaster, No Load Investor, Money Magazine, Morningstar Mutual Fund Values, U.S. News and World Report, Forbes, Fortune, Barron's, Financial Planning, Financial Planning on Wall Street, Certified Financial Planner Today, Investment Advisor, Kiplinger's, Smart Money and similar publications may also be used in comparing the Fund's performance.

Yields

      The Fund's yield is computed by: (a) determining the net change in the value of a hypothetical pre-existing account in a Fund having a balance of one share at the beginning of a seven-calendar-day period for which yield is to be quoted, (b) dividing the net change by the value of the account at the beginning of the period to obtain the base period return, and (c) annualizing the results (i.e., multiplying the base period return by 365/7). The net change in the value of the account reflects the value of additional shares purchased with dividends declared on the original share and any such additional shares, but does not include realized gains and losses or unrealized appreciation and depreciation. In addition, the Fund may calculate a compound effective annualized yield by adding 1 to the base period return (calculated as described above), raising the sum to a power equal to 365/7 and subtracting 1. The Fund's equivalent taxable yield is computed by dividing that portion of the Fund's yield which is tax-exempt by one minus a stated income tax rate and adding the product to that portion, if any, of the Fund's yield that is not tax-exempt. For the seven-day period ended June 30, 1995, the Fund's annualized current yields, compounded effective yields, and for its then existing Investor shares and Class R shares equivalent taxable yields were as follows:


7-Day Yield for Period Ended
June 30, 1995

                      Annualized          Compounded        Equivalent
                      Current Yield       Effective Yield   Taxable Yield*


Investor shares       3.42%               3.48%               6.07%

Class R shares        3.67%               3.74%               6.52%


      Effective February 22, 1996, the Fund's separate "Investor" and "Class R" designations were eliminated and the Fund became a single class Fund.


* Example assumes a Federal marginal tax rate of 36% and a Massachusetts marginal tax rate of 12% (combined effective rate of 43.68%).

                                         TAXES


      The Fund intends to satisfy the requirements for qualifying as a "regulated investment company" under Subchapter M of the Code. Provided that the Fund distributes at least 90% of its taxable net investment income, including market discount and net realized short-term capital gains, and 90% of the tax-exempt interest income (reduced by certain expenses), the Fund, if it qualifies as a regulated investment company, will not be liable for Federal income taxes to the extent its taxable net investment income and capital gain net income are distributed to its shareholders.


      Because the Fund will distribute exempt-interest dividends, interest on indebtedness incurred by a shareholder to purchase or carry Fund shares is not deductible for Federal income tax purposes. If a shareholder receives an exempt-interest dividend with respect to shares of the Fund and if such shares are held by the shareholder for six months or less, then any loss on the redemption or exchange of such shares will, to the extent of such exempt-interest dividends, be disallowed. In addition, the Code may require a shareholder, if he or she receives exempt-interest dividends, to treat as taxable income a portion of certain otherwise non-taxable social security and railroad retirement benefit payments. Furthermore, that portion of an exempt-interest dividend paid by the Fund which represents income from private activity bonds may not retain its tax-exempt status in the hands of a shareholder who is a "substantial user" of a facility financed by such bonds, or a "related person" thereof. Moreover, as noted in the Fund's Prospectus, some or all of the Fund's dividends may be a specific preference item, or a component of an adjustment item, for purposes of the Federal individual and corporate alternative minimum taxes. In addition, the receipt of Fund dividends and distributions may affect a foreign corporate shareholder's Federal "branch profits" tax liability and a Subchapter S corporation shareholder's Federal "excess net passive income" tax liability. Shareholders should consult their own tax advisers as to whether they are (1) substantial users with respect to a facility or related to such users within the meaning of the Code or (2) subject to a Federal alternative minimum tax, any applicable state alternative minimum tax, the Federal branch profits tax, or the Federal excess net passive income tax.


      Dividends derived by the Fund from tax-exempt interest are designated as tax-exempt in the same percentage of the day's dividend as the actual tax-exempt income earned that day. Thus, the percentage of the dividend designated as tax-exempt may vary from day to day. Similarly, dividends derived by the Fund from interest on Massachusetts Municipal Obligations will be designated as exempt from the State of Massachusetts taxation in the same percentage of the day's dividend as the actual interest on Massachusetts Municipal Obligations earned on that day.


      The Fund is required to withhold and remit to the U.S. Treasury 31% of the taxable dividends paid by the Fund and the distributions paid by the Fund (in excess of $10 on an annualized basis) with respect to any non-corporate shareholder who fails to furnish or certify his or her correct taxpayer identification number, who has been notified that he or she is to subject to back up withholding due to underreporting of dividend or interest income or who fails to certify that he or she has provided a correct taxpayer identification number, and that he or she is not subject to such withholding. An individual's tax identification number is his or her social security number. The backup withholding tax is not an additional tax and may be credited against a shareholder's regular Federal income tax liability.

      The foregoing is only a summary of certain tax considerations generally affecting the Fund and its shareholders, and is not intended as a substitute for careful tax planning. Individuals may be exempt from Massachusetts state and local personal income taxes on exempt-interest income derived from obligations of issuers located in Massachusetts, but are usually subject to such taxes on such dividends that are derived from obligations of issuers located in other jurisdictions. Investors are urged to consult their tax advisers with specific reference to their own tax situations.


                               DESCRIPTION OF THE TRUST

      The Trust is an open-end management investment company organized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts by an Agreement and Declaration of Trust dated March 28, 1983, amended and restated December 9, 1992, and subsequently further amended. On March 31, 1994 the Trust changed its name from "The Boston Company Tax-Free Municipal Funds" to "The Laurel Tax-Free Municipal Funds." The Trust's name was then changed from "The Laurel Tax-Free Municipal Funds" to "The Dreyfus/Laurel Tax-Free Municipal Funds" effective October 17, 1994. On February 22, 1996, the Fund's name was changed from "Dreyfus/Laurel Massachusetts Tax-Free Money Fund" to "Dreyfus BASIC Massachusetts Municipal Money Market Fund".


      The Trustees have authority to create an unlimited number of shares of beneficial interest, without par value, in separate series. Each series will be treated as a separate entity. Currently, seven series have been authorized (each a fund). The Trustees have authority to create additional series at any time in the future without shareholder approval.

      Each share (regardless of class) has one vote. On each matter submitted to a vote of the shareholders, all shares of each fund or class shall vote together as a single class, except as to any matter for which a separate vote of any fund or class is required by the Act and except as to any matter which affects the interest of a particular fund or class, in which case only the holders of shares of the one or more affected funds or classes shall be entitled to vote, each as a separate class.

      The assets received by the Trust for the issue or sale of shares of each Fund and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are specifically allocated to such fund, and constitute the underlying assets of such fund. The underlying assets of each fund are required to be segregated on the books of account, and are to be charged with the expenses in respect to such fund and with a share of the general expenses of the Trust. Any general expenses of the Trust not readily identifiable as belonging to a particular fund shall be allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable, taking into consideration, among other things, the relative sizes of the funds and the relative difficulty in administering each fund. Each share of each fund represents an equal proportionate interest in that fund with each other share and is entitled to such dividends and distributions out of the income belonging to such fund as are declared by the Trustees. Upon any liquidation of a fund, shareholders thereof are entitled to share pro rata in the net assets belonging to that fund available for distribution.

      The Trust does not hold annual meetings of shareholders. There will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. Under the Act, shareholders of record of no less than two-thirds of the outstanding shares of the Trust may remove a Trustee through a declaration in writing or by a vote cast in person or by proxy at a meeting called for that purpose. The Trustees are required to call a meeting of shareholders for the purposes of voting upon the question of removal of any Trustee when requested in writing to do so by the shareholders of record of not less than 10% of the Trust's outstanding shares.

      Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Agreement and Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or a Trustee. The Agreement and Declaration of Trust provides for indemnification from the Trust's property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations, a possibility which Dreyfus believes is remote. Upon payment of any liability incurred by the Trust, the shareholder paying such liability will be entitled to reimbursement from the general assets of the Trust. The Trustees intend to conduct the operations of each fund in such a way so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of such fund.


                                PRINCIPAL SHAREHOLDERS

      As of _______________, the following companies/individuals owned beneficially 5% or more of the outstanding shares of the Fund ___________:


                             CUSTODIAN AND TRANSFER AGENT

      Mellon Bank, which is located at Mellon Bank Center, Pittsburgh, PA 15258, serves as the Fund's custodian. Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus located at One American Express Plaza, Providence, Rhode Island 02903, is the Fund's transfer and dividend disbursing agent. Under a transfer agency agreement with the Fund, the Transfer Agent arranges for the maintenance of shareholder account records for the Fund, the handling of certain communications between shareholders and the Fund and the payment of dividends and distributions payable by the Fund. For these services, the Transfer Agent receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for the Fund during the month, and is reimbursed for certain out-of-pocket expenses. Dreyfus Transfer, Inc. and Mellon Bank, as custodian, have no part in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund. Prior to the effectiveness of the Investment Management Agreement, for its services as custodian, Mellon Bank was paid an annual fee of $30,000 per portfolio, and, for all portfolios, an annual administrative account maintenance fee of $10,000, an annual on-line fee of $3,600, an asset-based fee of .02% of the first $500 million of the Trust's net assets and .01% of net assets over $500 million, plus a specified transaction fee for each transaction. For its services as transfer and dividend disbursing agent, Mellon Bank was paid an annual fee of $13.00 per shareholder account with a minimum monthly fee of $3,000 per portfolio. Mellon Bank was reimbursed for certain out-of-pocket expenses including wire fees, and postage, stationery and telephone expenses.


                           COUNSEL AND INDEPENDENT AUDITORS

      Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Second Floor, Washington, D.C., 20036-1800, has passed upon the legality of the shares offered by the Prospectus and this Statement of Additional Information.


      KPMG Peat Marwick LLP, One Mellon Bank Center, Pittsburgh, Pennsylvania 15218, was appointed by the Board of Trustees to serve as the Fund's independent auditors for the year ending June 30, 1995, providing audit services including (1) examination of the annual financial statements, (2) assistance, review and consultation in connection with the SEC and (3) review of the annual Federal income tax return filed on behalf of the Fund.

                                 FINANCIAL STATEMENTS

      The Fund's Annual Report for the fiscal year ended June 30,
1995 accompanies this Statement of Additional Information, and the financial statements contained therein, and related notes, are incorporated by reference herein.





                                      APPENDIX A

                               RISK FACTORS - INVESTING
                        IN MASSACHUSETTS MUNICIPAL OBLIGATIONS

      The following information constitutes only a brief summary, does not purport to be a complete description, and is based on information drawn from official statements relating to securities offerings of the Commonwealth of Massachusetts available as of the date of this Statement of Additional Information. While the Fund has not independently verified this information, it has no reason to believe that such information is not correct in all material aspects.

      At the present time, the Commonwealth of Massachusetts' economy is experiencing a modest recovery following a slow down that began in mid-1988. Massachusetts has nonetheless undergone serious financial difficulties in recent years that have adversely affected the Commonwealth's credit standing. While Massachusetts had benefitted from an annual job growth rate of approximately 2% since the early 1980s, by 1989 employment started to decline. Between 1988 and 1992, total employment in Massachusetts declined 10.7 percent. In 1993 and 1994, however, total employment increased by 1.6 percent and 2.2 percent, respectively. Employment levels increased in all sectors except manufacturing. Between 1990 and 1992, the Commonwealth's unemployment rate was considerably higher than the national average, although unemployment rates in Massachusetts since 1993 have declined faster than the national average. As a result, the average monthly unemployment rate in Massachusetts for 1993 was only slightly higher than the national average (6.9 percent compared to 6.8 percent) and the unemployment rate in Massachusetts in 1994 was slightly below the national average (6.0 percent compared to 6.1 percent).

      Massachusetts' economic and fiscal difficulties of recent years appear to have abated. While the Commonwealth's expenditures for State programs and services in each of the fiscal years 1987 through 1991 exceeded each year's current revenues, Massachusetts ended each of the fiscal years 1991 to 1994 and expects to end fiscal 1995 with a positive closing fund balance in its budgeted operating funds.

      Massachusetts expenditures for State government programs and services in each of the fiscal years 1987 through 1991, inclusive, exceeded each fiscal year's current revenues. In fiscal years 1987 and 1988, largely by drawing on fund balances from prior years, Massachusetts ended each fiscal year with budgetary surpluses. However, fiscal years 1989 and 1990 ended with operating deficits of $672.5 million and $1.25 billion, respectively.

      In fiscal 1991, total revenues and other sources of the budgeted operating funds increased by 13.8% over the prior year, to $13.913 billion. This increase was due chiefly to State tax rate increases enacted in 1990 and to a substantial federal reimbursement under the Medicaid program for uncompensated patient care payments, as well as other factors. The Commonwealth ended fiscal 1991 with an operating loss of $21.2 million, but with positive closing fund balances of $237.1 million.

      Budgeted revenues and other sources for fiscal 1992 were $13.728 billion, including tax revenues of $9.484 billion. Budgeted revenues and other sources increased by approximately 0.7% from fiscal 1991 to fiscal 1992, while tax revenues increased by 5.4% for the same period.

      Commonwealth expenditures and other uses were approximately $13.420 billion for fiscal 1992, which is $238.7 million or 1.7% lower than fiscal 1991 budgeted expenditures and other uses. Final fiscal 1992 budgeted expenditures were approximately $300 million higher than the initial July 1991 estimates of budgetary expenditures. A large portion of the increase in spending resulted from increases in certain human services programs, including an increase of $268.7 million for the Medicaid program and $50.0 million for mental retardation consent decree requirements. Fiscal 1992 expenditures for Medicaid were $2.818 billion, or 1.9% higher than fiscal 1991. This increase compares favorably with the 19.25% average annual growth rate of Medicaid expenditures for fiscal years 1988 through 1991. Overall, the budgeted operating funds ended fiscal 1992 with an excess of revenues and other sources over expenditures and other uses of $312.3 million.

      The budgeted operating funds of the Commonwealth ended fiscal 1993 with a surplus of revenues and other sources over expenditures and other uses of $13.1 million. Budgeted revenues and other sources for fiscal 1993 totaled approximately $14.710 billion, including tax revenues of $9.40 billion. Total revenues and other sources increased by approximately 6.9% from fiscal 1992 to fiscal 1993, while tax revenues increased by 4.7% for the same period.

      Budgeted operating funds of the Commonwealth ended fiscal 1994 with a surplus of revenues and other sources over expenditures and other uses of $26.8 million and the aggregate ending fund balance in the budgeted operating funds of the Commonwealth was approximately $589.3 million. Budgeted revenues and other sources for fiscal 1994 totaled approximately $15.55 billion, including tax revenues of $10.607 billion. Budgeted expenditures and other uses in fiscal 1994 totaled $15.52 billion, approximately 5.6% higher than budgeted expenditures and other uses in fiscal 1993.

      In recent years, health care related costs have risen dramatically in Massachusetts and across the nation and the increase in the State's Medicaid and group health insurance costs reflects this trend. In fiscal 1993, Medicaid was the largest item in Massachusetts' budget and has been one of the fastest growing budget items. During fiscal years 1989, 1990, 1991 and 1992, Medicaid expenditures were $1.83 billion, $2.12 billion, $2.77 billion and $2.82 billion, respectively, representing an average annual increase of 15.4%. Expenditures for fiscal 1993 were $3.15 billion, an 11.8% increase over fiscal 1992. Medicaid expenses in fiscal 1994 were $3.31 billion.

      Massachusetts' pension costs have risen dramatically as the State has appropriated funds to address in part the unfunded liabilities that had accumulated over several decades. Total pension costs increased at an average annual rate of 7.1% from $659.7 million in fiscal 1989 to $868.2 million in fiscal 1993. Pension costs (inclusive of current benefits and pension reserves) for fiscal 1994 were $908.9 million, an increase of 4.7% over fiscal 1993 expenditures.

      Payments for debt service on Massachusetts general obligation bonds and notes have risen at an average annual rate of 11.6% from $649.8 million in fiscal 1989 to $1.15 billion in fiscal 1994. Debt service payments were $898.3 million in fiscal 1992, $1.14 billion in fiscal 1993 and $1.15 billion in fiscal 1994. In 1990, legislation was enacted which generally imposes a 10% limit on the total appropriations in any fiscal year that may be expended for payment of interest and principal on general obligation debt. As of January 1, 1995, the State had approximately $9,595 billion of long-term general obligation debt outstanding and short-term direct obligations of the Commonwealth totalled $264 million.

      Certain independent authorities and agencies within the State are statutorily authorized to issue debt for which Massachusetts is either directly, in whole or in part, or indirectly liable. The State's liabilities are either in the form of (i) a direct guaranty, (ii) State support through contract assistance payments for debt service, or (iii) indirect obligations. The State is indirectly liable for the debt of certain authorities through the funding of reserve funds which are pledged as security for the authorities' debt.

      In November 1980, voters in the Commonwealth approved a State-wide tax limitation initiative petition, commonly known as Proposition 2-1/2, to constrain levels of property taxation and to limit the charges and fees imposed on cities and towns by certain government entities, including county governments. The law is not a constitutional provision and accordingly is subject to amendment or repeal by the legislature. Proposition 2-1/2 limits the property taxes which a Massachusetts city or town may assess in any fiscal year to the lesser of (i) 2.5% of the full and fair cash value of real estate and personal property therein and (ii) 2.5% over the previous year's levy limit plus any growth in the tax base from certain new construction and parcel subdivisions. In addition, Proposition 2-1/2 limits any increase in the charges and fees assessed by certain governmental entities, including county governments, on cities and towns to the sum of (i) 2.5% of the total charges and fees imposed in the preceding fiscal year, and (ii) any increase in charges for services customarily provided locally or services obtained by the city or town at its option. The law contains certain override provisions which require voter approval at a general or special election. Proposition 2-1/2 also limits any annual increase in the total assessments on cities and towns by any county, district, authority, the Commonwealth, or any other governmental entity. During the 1980s, Massachusetts increased payments to the cities, towns and regional school districts ("Local Aid") to mitigate the impact of Proposition 2-1/2 on local programs and services. In fiscal 1994, approximately 17.59% of Massachusetts' budget was allocated to Local Aid. Direct Local Aid has dropped from a high of $2.961 billion in fiscal 1989 to $2.727 billion in fiscal 1994.

      Many factors affect the financial condition of the Commonwealth and its cities, towns and public bodies, such as social, environmental, and economic conditions, many of which are not within the control of such entities. As is the case with most urban States, the continuation of many of Massachusetts' programs, particularly its human services programs, is in significant part dependent upon continuing Federal reimbursements which have been steadily declining. The loss of grants to Massachusetts and its cities and towns could further slow economic development. To the extent that such factors may exist, they could have an adverse effect on economic conditions in Massachusetts, although what effect, if any, such factors would have on Massachusetts' Municipal Obligations cannot be predicted.


                                       APPENDIX B

INFORMATION ABOUT SECURITIES RATINGS

      The following are excerpts from Description of Moody's Investors' Service, Inc. ("Moody's) municipal bond ratings. Aaa -- judged to be of the "best quality" and are referred to as "gilt edge"; interest payments are protected by a large or by an exceptionally stable margin and principal is secure; Aa -- judged to be of "high quality by all standards," but as to which margins of protection or other elements make long-term risks appear somewhat larger than Aaa-rated Municipal Bonds; together with Aaa group they comprise what are generally known as "high grade bonds"; A -- possess many favorable investment attributes and are considered "upper medium grade obligations." Factors giving security to principal and interest of A-rated Municipal Bonds are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future; Baa -- considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured; interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.

      Moody's applies the numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through Baa to indicate ranking within a general rating category; 1 being the highest and 3 the lowest.

      Description of Moody's ratings of state and municipal notes. Moody's ratings for state and municipal notes and other short-term obligations are designated Moody's Investment Grade ("MIG") and for variable rate demand obligations are designated Variable Moody's Investment Grade ("VMIG"). This distinction recognizes the differences between short-term credit risk and long-term risk. Symbols used will be as follows: MIG 1/VMIG 1 --best quality, enjoying strong protection for established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both; MIG 2/VMIG 2 -- high quality, with margins of protection ample although not so large as in the preceding group; MIG 3/VMIG 3 --favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades.

      Description of Moody's commercial paper ratings. PRIME-1 ("P-1") -- judged to be of the best quality. Their short-term debt obligations carry the smallest degree of investment risk; PRIME-2 -- indicates a strong capacity for repayment, but to a lesser degree than 1.

      Description of Standard & Poors ("S&P") Municipal Bond ratings. AAA -- has the highest rating assigned by S&P; extremely strong capacity to pay principal and interest; AA -- has very strong capacity to pay interest and repay principal and differs from the higher rated issues only in a small degree; A -- has a strong capacity to pay principal and interest, although somewhat more susceptible to adverse changes in circumstances and economic conditions; BBB -- regarded as having an adequate capacity to pay principal and interest; normally exhibit adequate protection parameters but adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest than for bonds in the A category. Ratings may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories, except in the AAA category.

      Description of S&P's ratings of municipal note issues. SP-1+ -- very strong capacity to pay principal and interest; SP-1 -- strong capacity to pay principal and interest; SP-2 -- satisfactory capacity to pay principal and interest.

      Description of S&P's commercial paper ratings. A-1+ -- indicates an overwhelming degree of safety regarding timely payment; A-1 -- indicates a very strong degree of safety regarding timely payment; A-2 -- indicates a strong capacity for timely payment but with a relative degree of safety not as overwhelming as for issues designated A-1.

      Description of IBCA Limited/IBCA Inc. commercial paper ratings. Short-term obligations, including commercial paper, rated A-1+ by IBCA Limited or its affiliate IBCA Inc. are obligations supported by the highest capacity for timely repayment. Obligations rated A-1 have a very strong capacity for timely repayment. Obligations rated A-2 have a strong capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

      Description of Fitch Investors Services, Inc. commercial paper ratings. Fitch Investors Services, Inc. employs the rating F-1+ to indicate issues regarded as having the strongest degree of assurance for timely payment. The rating F-1 reflects an assurance of timely payment only slightly less in degree than issues rated F-1+, while the rating F-2 indicates a satisfactory degree of assurance for timely payment, although the margin of safety is not as great as indicated by the F-1+ and F-1 categories.

      Description of Duff & Phelps Inc. commercial paper ratings. Duff & Phelps Inc. employs the designation of Duff 1 with respect to top grade commercial paper and bank money instruments. Duff 1+ indicates the highest certainty of timely payment: short-term liquidity is clearly outstanding, and safety is just below risk-free U.S. Treasury short-term obligations. Duff 1-indicates high certainty of timely payment. Duff 2 indicates good certainty of timely payment: liquidity factors and company fundamentals are sound.

      Various of the nationally recognized statistical rating organizations ("NRSROs") utilize rankings within rating categories indicated by a + or -. The Fund, in accordance with industry practice, recognizes such rankings within categories as graduations, viewing for example S&P's rating of A-1+ and A-1 as being in S&P's highest rating category.

      Description of Thomson BankWatch, Inc. ("BankWatch") commercial paper ratings. BankWatch will assign both short-term debt ratings and issuer ratings to the issuers it rates. BankWatch will assign a short-term rating ("TBW-1," "TBW-2," "TBW-3," or "TBW-4") to each class of debt (e.g., commercial paper or non-convertible debt), having a maturity of one-year or less, issued by a holding company structure or an entity within the holding company structure that is rated by BankWatch. Additionally, BankWatch will assign an issuer rating ("A," "A/B," "B," "B/C," "C," "C/D," "D," "D/E," and "E") to each issuer that it rates.





THE DREYFUS/LAUREL TAX-FREE MUNICIPAL FUNDS
(formerly The Laurel Tax-Free Municipal Funds)

PART C
OTHER INFORMATION

      Item 24.   Financial Statements and Exhibits
                 ---------------------------------
            (a)  Financial Statements:

            Included in Part A:

            Financial Highlights for each of the periods indicated therein.

            Included in Part B:

            The following are incorporated by reference to the Registrant's Annual Report to Shareholders (filed September 8, 1994) and the Registrant's Semi Annual Report for the fiscal year ending
            June 30, 1995:

                 -     Reports of Independent Accountants
                 -     Portfolios of Investments
                 -     Statements of Assets and Liabilities
                 -     Statements of Operations
                 -     Statements of Changes in Net Assets
                 -     Notes to Financial Statements

             (b) Exhibits:

            1(a) Third Amended and Restated Master Trust Agreement filed
                 January 8, 1993, incorporated by reference to Post-Effective Amendment No. 22, filed on January 29, 1993.

            1(b) Amendment No. 1 to the Third Amended and Restated Master
                 Trust Agreement filed on May 21, 1993, incorporated by reference to Post-Effective Amendment No. 24, filed on June 29, 1993.

            1(c) Amendment No. 2 to the Third Amended and Restated Master
                 Trust Agreement filed on February 7, 1994, incorporated by reference to Post-Effective Amendment No. 29, filed on April 1, 1994.

            1(d) Amendment No. 3 to the Third Amended and Restated Master
                 Trust Agreement filed on March 31, 1994, incorporated by reference to Post-Effective Amendment No. 29, filed on April 1, 1994.

            1(e) Amendment No. 4 to the Third Amended and Restated Master
                 Trust Agreement. Incorporated by reference to Post-Effective Amendment No. 32, filed on December 13, 1994.

            1(f) Amendment No. 5 to the Third Amended and Restated Master
                 Trust. Incorporated by reference to Post-Effective Amendment No. 32, filed on December 13, 1994.

            2 By-Laws of the Trust, incorporated by reference to the Registrant's Registration Statement (No. 33-43845), filed on July 3, 1985 (the "Registration Statement").

            3    Not Applicable.

            4    Specimen security.  To be filed by amendment.

            5(a) Investment Management Agreement between the Registrant and
                 Mellon Bank, N.A., dated April 4, 1994, incorporated by reference to Post-Effective Amendment No. 29, filed on April 1, 1994.

            5(b) Assignment Agreement among the Registrant, Mellon Bank, N.A.
                 and The Dreyfus Corporation, dated as of October 17, 1994, (relating to Investment Management Agreement dated
                 April 4, 1994).  Incorporated by reference to
                 Post-Effective Amendment No. 33 filed on December 19, 1994.

            6 Distribution Agreement between the Registrant and Premier Mutual Fund Services, Inc., dated as of October 17, 1994. Incorporated by reference to Post-Effective Amendment No. 33 filed on December 19, 1994.

            7    Not Applicable.

            8(a) Custody and Fund Accounting Agreement between the Registrant and Mellon Bank, N.A., dated April 4, 1994, incorporated by reference to Post-Effective Amendment No. 29, filed on April 1, 1994.

            8(b) Sub-Custodian Agreement between Mellon Bank, N.A. and Boston
                 Safe Deposit and Trust Company, dated April 4, 1994, incorporated by reference to Post-Effective Amendment
                 No. 30, filed on October 11, 1994.

            8(c) Amendment to Custody and Fund Accounting Agreement, dated
                 August 1, 1994,incorporated by reference to Post-Effective Amendment No. 30, filed on October 11, 1994.

            9(a) Transfer Agent Agreement between the Registrant and Boston
                 Safe Deposit and Trust Company (currently known as The Shareholder Services Group, Inc.), incorporated by reference to Post-Effective Amendment No. 10, filed on February 24, 1984.

            9(b) Supplement to Transfer Agent Agreement relating to the
                 Tax-Free Bond Fund and the Massachusetts Tax-Free Bond Fund, dated September 3, 1985, incorporated by reference to Post-Effective Amendment No. 9, filed on November 23, 1987.

            9(c) Supplement to Transfer Agent Agreement relating to the
                 California Tax-Free Money Fund, the California Tax-Free Bond Fund, the New York Tax-Free Money Fund and the New York Tax-Free Bond Fund, dated January 28, 1988, incorporated by reference to Post-Effective Amendment No. 10, filed on January 28, 1988.

            9(d) Supplement to Transfer Agent Agreement for the Registrant,
                 dated June 1, 1989, incorporated by reference to Post-Effective Amendment No. 14, filed on September 5, 1989.

            9(e) Supplement to Transfer Agent Agreement for the Registrant,
                 dated April 4, 1994, incorporated by reference to Post-Effective Amendment No. 30, filed on October 11, 1994.

            10 Opinion of counsel is incorporated by reference to the Registration Statement and to Post-Effective Amendment Number 34 filed on December 28, 1994. Consent of Counsel is Filed herewith.

            11(a) Consent of Coopers & Lybrand L.L.P. is incorporated by reference to Post-Effective Amendment No 36.



            11(b)      Consent of KPMG Peat Marwick LLP.



            12   Not Applicable.

            13   Not Applicable.

            14   Not Applicable.

            15(a) Restated Distribution Plan (relating to Investor Shares and Class A Shares). Incorporated by reference to Post-Effective Amendment No. 33 filed on December 19, 1994.

            15(b) Distribution and Service Plans (relating to Class B Shares and Class C Shares). Incorporated by reference to Post-Effective Amendment No. 33 filed on December 19, 1994.

            16 Performance Information, incorporated by reference to Post-Effective Amendment No. 12, filed on September 1, 1988.

            18 Rule 18f-3 Plans dated April 26, 1995, incorporated by reference to Post-Effect Amendment No. 36, filed on May 16, 1995.

      Other Exhibits
      ______________

            (a) Powers of Attorney of the Trustees and Officers dated April 5, 1995 are incorporated by reference to Post-Effective Amendment No. 36.

      Item 25.   Persons Controlled by or under Common Control with
                 Registrant
                 --------------------------------------------------
                 Not applicable.

      Item 26.   Number of Holders of Securities
                 -------------------------------


                 Set forth below are the number of recordholders of securities of each series of the Registrant as of October 9, 1995:




                                        Number of Record Holders
Title of Class               Class A    Class B     Class C    Investor Class  Class R
--------------               ---------- -------     -------    --------------  -------
Dreyfus BASIC Massachusetts
Municipal Money Fund


      Item 27.   Indemnification
                 ---------------

            Under a provision of the Registrant's Third Amended and Restated Master Trust Agreement ("Master Trust Agreement"), any past or present Trustee or officer of the Registrant is indemnified to the fullest extent permitted by law against liability and all expenses reasonably incurred by him/her in connection with any action, suit or proceeding to which he/she may be a party or otherwise involved by reason of his/her being or having been a Trustee or officer of the Registrant. This provision does not authorize indemnification when it is determined, in the manner specified in the Master Trust Agreement, that such Trustee or officer did not act in good faith in the reasonable belief that his/her actions were in or not opposed to the best interests of the Registrant or acted with willful misfeasance, bad faith, gross negligence or reckless disregard of his/her duties. Expenses may be paid by the Registrant in advance of the final disposition of any action, suit or proceeding upon receipt of an undertaking by such Trustee or officer to repay such expenses to the Registrant if it is ultimately determined that indemnification of such expenses is not authorized under the Master Trust Agreement.


      Item 28.   Business and Other Connections of Investment Adviser
                 ----------------------------------------------------

            Investment Adviser -- The Dreyfus Corporation

            The Dreyfus Corporation ("Dreyfus") and subsidiary companies comprise a financial service organization whose business consists primarily of providing investment management services as the investment adviser, manager and distributor for sponsored investment companies registered under the Investment Company Act of 1940 and as an investment adviser to institutional and individual accounts. Dreyfus also serves as sub-investment adviser to and/or administrator of other investment companies. Dreyfus Service Corporation, a wholly-owned subsidiary of Dreyfus, serves primarily as a registered broker-dealer of shares of investment companies sponsored by Dreyfus and of other investment companies for which Dreyfus acts as investment adviser, sub-investment adviser or administrator. Dreyfus Management, Inc., another wholly-owned subsidiary, provides investment management services to various pension plans, institutions and individuals.

Item 28.  Business and Other Connections of Investment Adviser (continued)
________  ________________________________________________________________

          Officers and Directors of Investment Adviser
          ____________________________________________


Name and Position
with Dreyfus                  Other Businesses
_________________             ________________

MANDELL L. BERMAN             Real estate consultant and private investor
Director                           29100 Northwestern Highway, Suite 370
                                   Southfield, Michigan 48034;
                              Past Chairman of the Board of Trustees of Skillman Foundation.
                              Member of The Board of Vintners Intl.

FRANK V. CAHOUET              Chairman of the Board, President and
Director                      Chief Executive Officer:
                                   Mellon Bank Corporation****
                                   Mellon Bank, N.A.****
                              Director:
                                   Avery Dennison Corporation
                                   150 North Orange Grove Boulevard
                                   Pasadena, California 91103;
                                   Saint-Gobain Corporation
                                   750 East Swedesford Road
                                   Valley Forge, Pennsylvania 19482;
                                   Teledyne, Inc.
                                   1901 Avenue of the Stars
                                   Los Angeles, California 90067

ALVIN E. FRIEDMAN             Senior Adviser to Dillon, Read & Co. Inc.
Director                           535 Madison Avenue
                                   New York, New York 10022;
                                   Director and member of the Executive
                                   Committee of Avnet, Inc.**

LAWRENCE M. GREENE            Director:
Director                           Dreyfus America Fund

JULIAN M. SMERLING            None
Director

DAVID B. TRUMAN               Educational consultant;
Director                      Past President of the Russell Sage Foundation
                                   230 Park Avenue
                                   New York, New York 10017;
                              Past President of Mount Holyoke College
                                   South Hadley, Massachusetts 01075;


DAVID B. TRUMAN               Former Director:
(cont'd) Student Loan Marketing Association 1055 Thomas Jefferson Street, N.W. Washington, D.C. 20006;
                              Former Trustee:
                                   College Retirement Equities Fund
                                   730 Third Avenue
                                   New York, New York 10017

HOWARD STEIN                  Chairman of the Board:
Chairman of the Board and          Dreyfus Acquisition Corporation*;
Chief Executive Officer            The Dreyfus Consumer Credit Corporation*;
                                   Dreyfus Management, Inc.*;
                                   Dreyfus Service Corporation*;
                              Chairman of the Board and Chief Executive
                              Officer:
                                   Major Trading Corporation*;
                              Director:
                                   Avnet, Inc.**;
                                   Dreyfus America Fund++++;
                                   The Dreyfus Fund International
                                   Limited+++++;
                                   World Balanced Fund+++;
                                   Dreyfus Partnership Management,
                                        Inc.*;
                                   Dreyfus Personal Management, Inc.*;
                                   Dreyfus Precious Metals, Inc.*;
                                   Dreyfus Service Organization, Inc.***;
                                   Seven Six Seven Agency, Inc.*;
                              Trustee:
                                   Corporate Property Investors
                                   New York, New York

W. KEITH SMITH                Chairman and Chief Executive Officer:
Vice Chairman of the Board         The Boston Company*****
                              Vice Chairman of the Board:
                                   Mellon Bank Corporation****
                                   Mellon Bank, N.A.****
                              Director:
                                   Dentsply International, Inc.
                                   570 West College Avenue
                                   York, Pennsylvania 17405

CHRISTOPHER M. CONDRON        Vice Chairman:
President, Chief                   Mellon Bank Corporation****
Operating Officer                  The Boston Company*****
and Director                  Deputy Director:
                                   Mellon Trust****
                              Chief Executive Officer:
                                   The Boston Company Asset Management,
                                   Inc.*****
                              President:
                                   Boston Safe Deposit and Trust Company*****



STEPHEN E. CANTER             Former Chairman and Chief Executive Officer:
Vice Chairman and                  Kleinwort Benson Investment Management
Chief Investment Officer,               Americas Inc.*
and a Director                Director:
                                   The Dreyfus Trust Company++

LAWRENCE S. KASH              Chairman, President and Chief
Vice Chairman-Distribution    Executive Officer:
and a Director                     The Boston Company Advisors, Inc.
                                   53 State Street
                                   Exchange Place
                                   Boston, Massachusetts 02109
                              Executive Vice President and Director:
                                   Dreyfus Service Organization, Inc.***;
                              Director:
                                   The Dreyfus Consumer Credit Corporation*;
                                   The Dreyfus Trust Company++;
                                   Dreyfus Service Corporation*;
                              President:
                                   The Boston Company*****
                                   Laurel Capital Advisors****
                                   Boston Group Holdings, Inc.
                              Executive Vice President:
                                   Mellon Bank, N.A.****
                                   Boston Safe Deposit & Trust*****

PHILIP L. TOIA                Chairman of the Board and Trust Investment
Vice Chairman-Operations      Officer:
and Administration                 The Dreyfus Trust Company++;
and a Director                Chairman of the Board and Chief Operating
                              Officer:
                                   Major Trading Corporation*;
                              Director:
                                   Dreyfus Precious Metals, Inc.*;
                                   Dreyfus Service Corporation*;
                                   Seven Six Seven Agency, Inc.*;
                              President and Director:
                                   Dreyfus Acquisition Corporation*;
                                   The Dreyfus Consumer Credit Corporation*;
                                   Dreyfus-Lincoln, Inc.*;
                                   Dreyfus Management, Inc.*;
                                   Dreyfus Personal Management, Inc.*;
                                   Dreyfus Partnership Management, Inc.+;
                                   Dreyfus Service Organization, Inc.***;
                                   The Truepenny Corporation*;
                              Formerly, Senior Vice President:
                                   The Chase Manhattan Bank, N.A. and
                                   The Chase Manhattan Capital Markets
                                   Corporation
                                   One Chase Manhattan Plaza
                                   New York, New York 10081

BARBARA E. CASEY              President:
Vice President-                    Dreyfus Retirement Services Division;
Dreyfus Retirement            Executive Vice President:
Services                           Boston Safe Deposit & Trust Co.*****
                                   Dreyfus Service Corporation*

DIANE M. COFFEY               None
Vice President-
Corporate Communications

ELIE M. GENADRY               President:
Vice President-                    Institutional Services Division of Dreyfus
Institutional Sales                Service Corporation*;
                                   Broker-Dealer Division of Dreyfus Service
                                   Corporation*;
                                   Group Retirement Plans Division of Dreyfus
                                   Service Corporation;
                              Executive Vice President:
                                   Dreyfus Service Corporation*;
                                   Dreyfus Service Organization, Inc.***;
                              Vice President:
                                   The Dreyfus Trust Company++

HENRY D. GOTTMANN             Executive Vice President:
Vice President-Retail              Dreyfus Service Corporation*;
Sales and Service             Vice President:
                                   Dreyfus Precious Metals, Inc.*

DANIEL C. MACLEAN             Director, Vice President and Secretary:
Vice President and General         Dreyfus Precious Metals, Inc.*;
Counsel                       Director and Vice President:
                                   The Dreyfus Consumer Credit Corporation*;
                              Director and Secretary:
                                   Dreyfus Acquisition Corporation*;
                                   Dreyfus Partnership Management, Inc.*;
                                   Major Trading Corporation*;
                                   The Truepenny Corporation+;
                              Director, Vice President and Treasurer:
                                   Lion Management, Inc.*;
                              Director:
                                   The Dreyfus Trust Company++;
                              Secretary:
                                   Dreyfus Service Corporation*;
                                   Dreyfus Service Organization, Inc.***;
                                   Seven Six Seven Agency, Inc.*

JEFFREY N. NACHMAN            None
Vice President-Mutual Fund
Accounting

WILLIAM F. GLAVIN, JR.        Executive Vice President:
Vice President-Corporate           Dreyfus Service Corporation*;
Development                   Senior Vice President:
                                   The Boston Company Advisors, Inc.
                                   53 State Street
                                   Exchange Place
                                   Boston, Massachusetts 02109

KATHERINE C. WICKHAM          Formerly, Assistant Commissioner:
Vice President-               Department of Parks and Recreation of the
Human Resources                    City of New York
                                   830 Fifth Avenue
                                   New York, New York 10022

MARK N. JACOBS                Vice President, Secretary and Director:
Vice President-                    Lion Management, Inc.*;
Legal and Secretary           Secretary:
                                   The Dreyfus Consumer Credit Corporation*;
                                   Dreyfus Management, Inc.*;
                              Assistant Secretary:
                                   Dreyfus Service Organization, Inc.***;
                                   Major Trading Corporation*;
                                   The Truepenny Corporation*

ANDREW S. WASSER              Vice President:
Vice President-Information         Mellon Bank Corporation****
Services

MAURICE BENDRIHEM             Treasurer:
Controller                         Dreyfus Partnership Management, Inc.*;
                                   Dreyfus Precious Metals, Inc.*;
                                   Dreyfus Service Organization, Inc.***;
                                   Seven Six Seven Agency, Inc.*;
                                   The Truepenny Corporation*;
                              Controller:
                                   Dreyfus Acquisition Corporation*;
                                   Dreyfus Service Corporation*;
                                   The Dreyfus Trust Company++;
                                   The Dreyfus Consumer Credit Corporation*;
                              Formerly, Vice President-Financial Planning,
                              Administration and Tax:
                                   Showtime/The Movie Channel, Inc.
                                   1633 Broadway
                                   New York, New York 10019

ELVIRA OSLAPAS                Assistant Secretary:
Assistant Secretary                Dreyfus Service Corporation*;
                                   Dreyfus Management, Inc.*;
                                   Dreyfus Acquisition Corporation, Inc.*;
                                   The Truepenny Corporation+




______________________________________

* The address of the business so indicated is 200 Park Avenue, New York, New York 10166.
** The address of the business so indicated is 80 Cutter Mill Road, Great Neck, New York 11021.
*** The address of the business so indicated is 131 Second Street, Lewes, Delaware 19958.
**** The address of the business so indicated is One Mellon Bank Center, Pittsburgh, Pennsylvania 15258.
***** The address of the business so indicated is One Boston Place, Boston, Massachusetts 02108.
+ The address of the business so indicated is Atrium Building, 80 Route 4 East, Paramus, New Jersey 07652.
++ The address of the business so indicated is 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144.
+++ The address of the business so indicated is One Rockefeller Plaza, New York, New York 10020.
++++    The address of the business so indicated is 2 Boulevard Royal,
        Luxembourg.
+++++   The address of the business so indicated is Nassau, Bahama Islands.


Item 29.  Principal Underwriters
________  ______________________

     (a) Other investment companies for which Registrant's principal underwriter (exclusive distributor) acts as principal underwriter or exclusive distributor:

           1)  Comstock Partners Strategy Fund, Inc.
           2)  Dreyfus A Bonds Plus, Inc.
           3)  Dreyfus Appreciation Fund, Inc.
           4)  Dreyfus Asset Allocation Fund, Inc.
           5)  Dreyfus Balanced Fund, Inc.
           6)  Dreyfus BASIC Money Market Fund, Inc.
           7)  Dreyfus BASIC Municipal Fund, Inc.
           8)  Dreyfus BASIC U.S. Government Money Market Fund
           9)  Dreyfus California Intermediate Municipal Bond Fund
          10)  Dreyfus California Tax Exempt Bond Fund, Inc.
          11)  Dreyfus California Tax Exempt Money Market Fund
          12)  Dreyfus Capital Value Fund, Inc.
          13)  Dreyfus Cash Management
          14)  Dreyfus Cash Management Plus, Inc.
          15)  Dreyfus Connecticut Intermediate Municipal Bond Fund
          16)  Dreyfus Connecticut Municipal Money Market Fund, Inc.
          17)  The Dreyfus Convertible Securities Fund, Inc.
          18)  Dreyfus Edison Electric Index Fund, Inc.
          19)  Dreyfus Florida Intermediate Municipal Bond Fund
          20)  Dreyfus Florida Municipal Money Market Fund
          21)  Dreyfus Focus Funds, Inc.
          22)  The Dreyfus Fund Incorporated
          23)  Dreyfus Global Bond Fund, Inc.
          24)  Dreyfus Global Growth, L.P. (A Strategic Fund)
          25)  Dreyfus GNMA Fund, Inc.
          26)  Dreyfus Government Cash Management
          27)  Dreyfus Growth and Income Fund, Inc.
          28)  Dreyfus Growth Opportunity Fund, Inc.
          29)  Dreyfus Institutional Money Market Fund
          30)  Dreyfus Institutional Short Term Treasury Fund
          31)  Dreyfus Insured Municipal Bond Fund, Inc.
          32)  Dreyfus Intermediate Municipal Bond Fund, Inc.
          33)  Dreyfus International Equity Fund, Inc.
          34)  Dreyfus Investors GNMA Fund
          35)  The Dreyfus/Laurel Funds, Inc.
          36)  The Dreyfus/Laurel Funds Trust
          37)  The Dreyfus Leverage Fund, Inc.
          38)  Dreyfus Life and Annuity Index Fund, Inc.
          39)  Dreyfus LifeTime Portfolios, Inc.
          40)  Dreyfus Liquid Assets, Inc.
          41)  Dreyfus Massachusetts Intermediate Municipal Bond Fund
          42)  Dreyfus Massachusetts Municipal Money Market Fund
          43)  Dreyfus Massachusetts Tax Exempt Bond Fund
          44)  Dreyfus Michigan Municipal Money Market Fund, Inc.
          45)  Dreyfus Money Market Instruments, Inc.
          46)  Dreyfus Municipal Bond Fund, Inc.
          47)  Dreyfus Municipal Cash Management Plus
          48)  Dreyfus Municipal Money Market Fund, Inc.
          49)  Dreyfus New Jersey Intermediate Municipal Bond Fund
          50)  Dreyfus New Jersey Municipal Bond Fund, Inc.
          51)  Dreyfus New Jersey Municipal Money Market Fund, Inc.
          52)  Dreyfus New Leaders Fund, Inc.
          53)  Dreyfus New York Insured Tax Exempt Bond Fund
          54)  Dreyfus New York Municipal Cash Management
          55)  Dreyfus New York Tax Exempt Bond Fund, Inc.
          56)  Dreyfus New York Tax Exempt Intermediate Bond Fund
          57)  Dreyfus New York Tax Exempt Money Market Fund
          58)  Dreyfus Ohio Municipal Money Market Fund, Inc.
          59)  Dreyfus 100% U.S. Treasury Intermediate Term Fund
          60)  Dreyfus 100% U.S. Treasury Long Term Fund
          61)  Dreyfus 100% U.S. Treasury Money Market Fund
          62)  Dreyfus 100% U.S. Treasury Short Term Fund
          63)  Dreyfus Pennsylvania Intermediate Municipal Bond Fund
          64)  Dreyfus Pennsylvania Municipal Money Market Fund
          65)  Dreyfus Short-Intermediate Government Fund
          66)  Dreyfus Short-Intermediate Municipal Bond Fund
          67)  Dreyfus Short-Term Income Fund, Inc.
          68)  The Dreyfus Socially Responsible Growth Fund, Inc.
          69)  Dreyfus Strategic Growth, L.P.
          70)  Dreyfus Strategic Income
          71)  Dreyfus Strategic Investing
          72)  Dreyfus Tax Exempt Cash Management
          73)  The Dreyfus Third Century Fund, Inc.
          74)  Dreyfus Treasury Cash Management
          75)  Dreyfus Treasury Prime Cash Management
          76)  Dreyfus Variable Investment Fund
          77)  Dreyfus-Wilshire Target Funds, Inc.
          78)  Dreyfus Worldwide Dollar Money Market Fund, Inc.
          79)  General California Municipal Bond Fund, Inc.
          80)  General California Municipal Money Market Fund
          81)  General Government Securities Money Market Fund, Inc.
          82)  General Money Market Fund, Inc.
          83)  General Municipal Bond Fund, Inc.
          84)  General Municipal Money Market Fund, Inc.
          85)  General New York Municipal Bond Fund, Inc.
          86)  General New York Municipal Money Market Fund
          87)  Pacifica Funds Trust -
                    Pacific American Money Market Portfolio
                    Pacific American U.S. Treasury Portfolio
          88)  Peoples Index Fund, Inc.
          89)  Peoples S&P MidCap Index Fund, Inc.
          90)  Premier Insured Municipal Bond Fund
          91)  Premier California Municipal Bond Fund
          92)  Premier Global Investing, Inc.
          93)  Premier GNMA Fund
          94)  Premier Growth Fund, Inc.
          95)  Premier Municipal Bond Fund
          96)  Premier New York Municipal Bond Fund
          97)  Premier State Municipal Bond Fund


(b)
                                                             Positions and
Name and principal        Positions and offices with         offices with
business address          the Distributor                    Registrant
__________________        ___________________________        _____________

Marie E. Connolly+        Director, President, Chief         President and
                          Executive Officer and Compliance   Treasurer
                          Officer

Joseph F. Tower, III+     Senior Vice President, Treasurer   Assistant
                          and Chief Financial Officer        Treasurer

John E. Pelletier+        Senior Vice President, General     Vice President
                          Counsel, Secretary and Clerk       and Secretary

Frederick C. Dey++        Senior Vice President              Vice President
                                                             and Assistant
                                                             Treasurer

Eric B. Fischman++        Vice President and Associate       Vice President
                          General Counsel                    and Assistant
                                                             Secretary

Paul Prescott+            Vice President                     None

Elizabeth Bachman++       Assistant Vice President           Vice President
                                                             and Assistant
                                                             Secretary

Mary Nelson+              Assistant Treasurer                None

John J. Pyburn++          Assistant Treasurer                Assistant
                                                             Treasurer

Jean M. O'Leary+          Assistant Secretary and            None
                          Assistant Clerk

John W. Gomez+            Director                           None

William J. Nutt+          Director                           None




________________________________
 +   Principal business address is One Exchange Place, Boston, Massachusetts
     02109.
++   Principal business address is 200 Park Avenue, New York, New York 10166.


Item 30.    Location of Accounts and Records
            ________________________________

            1. First Data Investor Services Group, Inc., a subsidiary of First Data Corporation
                P.O. Box 9671
                Providence, Rhode Island 02940-9671

            2.  The Bank of New York
                90 Washington Street
                New York, New York 10286

            3.  Dreyfus Transfer, Inc.
                P.O. Box 9671
                Providence, Rhode Island 02903-9671

            4.  The Dreyfus Corporation
                200 Park Avenue
                New York, New York 10166

Item 31.    Management Services
_______     ___________________

            Not Applicable

Item 32.    Undertakings
________    ____________

  (1) To call a meeting of shareholders for the purpose of voting upon the question of removal of a director or directors when requested in writing to do so by the holders of at least 10% of the Registrant's outstanding shares of common stock and in connection with such meeting to comply with the provisions of
            Section 16(c) of the Investment Company Act of 1940 relating to shareholder communications.

  (2) To furnish each person to whom a prospectus is delivered with a copy of the Fund's latest Annual Report to Shareholders, upon request and without charge.




                                 SIGNATURES
                                  __________



     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant, The Dreyfus/Laurel Tax-Free Municipal Funds (formerly, The Laurel Tax-Free Municipal Funds) has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York on the 29th day of December, 1995.



                 THE DREYFUS/LAUREL TAX-FREE MUNICIPAL FUNDS


          BY:  /s/Marie E. Connolly*
               Marie E. Connolly, President



     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


       Signatures                        Title                       Date
________________________     ______________________________     __________



/s/Marie E. Connolly*          President, Treasurer                12/29/95
Marie E. Connolly




/s/Francis P. Brennan*         Trustee,                            12/29/95
Francis P. Brennan             Chairman of the Board



/s/Ruth Marie Adams*           Trustee                             12/29/95
Ruth Marie Adams


/s/Joseph S. DiMartino*        Trustee                             12/29/95
Joseph S. DiMartino


/s/James M. Fitzgibbons*       Trustee                             12/29/95
James M. Fitzgibbons



/s/Kenneth A. Himmel*          Trustee                             12/29/95
Kenneth A. Himmel


/s/Stephen J. Lockwood*        Trustee                             12/29/95
Stephen J. Lockwood


/s/Roslyn M. Watson*           Trustee                             12/29/95
Roslyn M. Watson


/s/J. Tomlinson Fort*          Trustee                             12/29/95
J. Tomlinson Fort


/s/Arthur L. Goeschel*         Trustee                             12/29/95
Arthur L. Goeschel


/s/Arch S. Jeffery*            Trustee                             12/29/95
Arch S. Jeffery


/s/Robert D. McBride*          Trustee                             12/29/95
Robert D. McBride


/s/John L. Propst*             Trustee                             12/29/95
John L. Propst


/s/John Sciullo*               Trustee                             12/29/95
John Sciullo



*By: /s/Eric B. Fischman
     Attorney-in-Fact